UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)		(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover,DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/2014

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

November 30, 2014

BFS Equity Fund

185 Asylum Street  —  City Place II  —  Hartford, CT 06103  —  (855) 575-2430

Letter to Shareholders

Dear Fellow Shareholders,

Greetings in the New Year! This semi-annual report covers the six-month period from June 1, 2014 through November 30, 2014.

The BFS Equity Fund (the “Fund”) was launched on November 8, 2013, with initial funds from investors of $1.1 million. Investors have added more than $14 million to the Fund since then. With the positive investment performance of the Fund during the past 12+ months, the BFS Equity Fund totaled $16.8 million in assets at the end of November 2014.

This report includes a commentary from the Lead Portfolio Manager – Keith LaRose – and Co-Portfolio Managers, Tom Sargent and Tim Foster. You will also find a listing of the portfolio holdings as of November 30, 2014, financial statements, and detailed information about the performance and positioning of the BFS Equity Fund.

The U.S. stock market had its fair share of worries in 2014. Economic growth in Europe was nearly non-existent, and Japan’s economy went into a recession in the second quarter. The cold weather in the U.S. caused a 2.1% contraction of the U.S. economy during the first quarter of 2014. And, finally, China’s economy, while still robust, continued to slow. These events and trends caused many investors to worry about the specter of deflation. These anxieties were intensified when Saudi Arabia decided not to cut its oil production to defend the price of oil, which has caused the price of oil to decline over 50% in the past year. In the geopolitical arena, there was a host of problems which included Russia’s annexation of Crimea and invasion of portions of Southern and Eastern Ukraine; Iran’s continued push to build a nuclear weapon which can be delivered by missile; and conflict in Gaza. These headwinds induced more volatility into the behavior of the U.S. stock market with two sharp corrections.

Despite these economic and political challenges, the U.S. stock market produced good results during the six-month period from June 1, 2014 through November 30, 2014. The BFS Equity Fund turned in a total return of 4.9% compared with 8.6% for the S&P 500® Index1 and 7.9% for the Dow Jones Industrial Average®2. As discussed in the Portfolio Managers’ letter, the Fund’s portfolio was positioned to take advantage of the increasingly strong U.S. economy, which would benefit from the cyclical sectors such as Industrials and Financials. While the U.S. economy did strengthen as the year progressed, deflationary pressures caused interest rates to decline rather than rise, as

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expected, and also negatively impacted industrial and commodity companies. This was the primary reason that the Fund underperformed the above indexes in the period under review.

In March 2015, this bull market will be six years old, and valuations in the U.S. stock market, while not unreasonable, are not undervalued as they were several years ago. However, the U.S. economy is growing at the best pace in years, more than 200,000 new jobs have been created every month since February 2014, and new jobless claims are less than 300,000 weekly – down over 50% from the peak in 2009. Interest rates are at rock bottom levels, and international funds are flowing into the U.S. capital markets. Thus, we are cautiously optimistic about the stock market in 2015, although returns may well be more modest this year than in 2014.

In closing, it is important to reiterate our belief that our investment strategy of investing in quality growth stocks purchased with a risk-mitigating approach and positioned to provide a margin of safety in the case of economic or market weakness is effective over the longer term. More than 80% of the Fund’s companies pay dividends, and a considerable number are so-called “dividend aristocrats” – companies which have increased their dividend payouts annually for the past 25 years. We believe that the Fund ownership of shares in quality companies with strong brand, strong balance sheets, professional management, and robust cash flow should be able to withstand market corrections, even bear markets, and perform well over the long term.

The Portfolio Managers of the BFS Equity Fund and I are shareholders together with you. We thank you for the trust that you have placed in us to manage your assets.

Sincerely,

Robert H. Bradley

President and CEO

Bradley, Foster & Sargent, Inc.

[1]

The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

[2]

The Dow Jones Industrial Average® is a widely recognized unmanaged index of equity prices and is representative of a narrower market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

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Portfolio Managers’ Letter

TO OUR SHAREHOLDERS

The BFS Equity Fund (the “Fund”) had a total return of 4.9% for the six month period June 1, 2014 through November 30, 2014. This compared to a total return of 8.6% for the S&P 500® Index (“S&P 500”) and 7.9% for the Dow Jones Industrial Average® for the same period. As of November 30, 2014, the Fund had net assets of $16.8 million.

MARKET COMMENTARY

The U.S. equity markets were gently rising and relatively calm during the first three months of the period under review. Then, in mid-September, a brief but sharp correction commenced, sending the S&P 500 down 9.9% from its September 18th peak, to a bottom on October 15th. The market then rebounded through November 30, 2014, resulting in a total return of 8.6% for the full period under review. Following a weather-related economic contraction during the first quarter of 2014, economic fundamentals improved throughout 2014. Nevertheless, interest rates remained in a downward trend during the period under review. The yield on the U.S. 10-Year Treasury Note fell from 3.0% on December 31, 2013 to 2.1% on November 30, 2014. Investors throughout the year were faced with a paradox of lower interest rates in the face of an increasingly strong economic recovery. Many investors fear a global deflationary spiral with the prices of oil and other commodities declining dramatically in 2014. High crude prices have supported the oil industry revolution underway in the United States. Low crude oil prices will curtail these activities and represent an economic headwind going into the second half of our fiscal year, especially if consumers save the windfall they gain at the pump rather than spending it. We expect central banks around the globe to remain vigilant with respect to deflation risks, and willing to extend support should data dictate action. We remain optimistic about the prospects for U.S. corporate earnings growth in 2015, and we continue to maintain the view that moderate economic growth combined with low interest rates is a positive investment backdrop for high-quality business platforms with strong balance sheets.

INVESTMENT STRATEGY

Our investment strategy is to seek to buy shares in high-quality businesses identified through our bottom-up research process. We do not acquire shares for short-term speculative trading. When evaluating the attractiveness of a

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particular holding, we have a three to five-year time horizon. Although our top-down macro-economic views play a role with respect to both sector and security selection, our decisions are driven to a greater extent by our analysis of the absolute and relative attractiveness of each company. Our equity investment process has two main principles: identifying quality companies and investing in the stocks of these companies at favorable valuations, which often happens after an event or a change of circumstances. We are keenly focused on making solid intermediate and long-term judgments, as opposed to rotating toward the flavor of the moment in an attempt to achieve short-term results. Investment risks and opportunities are analyzed company-by-company, and for each holding, we seek to judge whether all the key factors are incorporated into the company’s stock price. As such, we endeavor to deliver attractive risk-adjusted results over a full market cycle as opposed to a boom and bust pattern of performance.

INVESTMENT COMMENTARY

For the period June 1, 2014 through November 30, 2014, the U.S. stock market remained in a general uptrend, suffering one major pullback of 9.9% beginning from mid-September through mid-October. The three major factors driving this correction were tensions with Russia; Saudi Arabia backing away from supporting higher oil prices; and the 10-Year U.S. Treasury Note dropping intra-day on the morning of October 15 from a 2.21% yield at the open to 1.86% mid-morning, before closing at 2.13%. During this stock market correction, we remained nearly fully invested. At the end of the first half of our second fiscal year, the Fund had positions in 47 companies and was well diversified. During the period under review, the Fund was moderately overweighted in the Industrial, Healthcare, and Consumer Discretionary sectors. It was somewhat underweighted in the Financials and Utilities sectors.

The Fund has remained conservatively positioned since our launch in November 2013, with our outlook skewed toward improving economic fundamentals and higher interest rates.

Industrial

In the Industrial sector, the Fund’s holdings were up 0.3% for the period under review, compared to an increase of 6.1% for the S&P 500 Industrial sector. Our best performers in the Industrial sector were Canadian National Railway (+17.3%) and Danaher (+6.5%). However, our largest detractor during the period, Nielsen (-13.4%), hurt our performance in this sector.

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Healthcare

The Fund’s holdings in the Healthcare sector were between 14% and 15% during the period under review. The Fund’s holdings were up 17.1%, slightly underperforming the S&P 500 Healthcare sector’s return of 17.4%. Our holdings include a conservative range of large global pharmaceutical companies, scientific instrument companies, animal health businesses, and bio-technology businesses. Celgene (+48.6%) was our best performer in the Healthcare sector, followed by Zoetis (+46.4%), Gilead (+23.5%), and Covidien Plc (+20.5%).

Consumer Discretionary

The Fund, with over 13% of its assets in the Consumer Discretionary sector, was slightly overweighted compared to the S&P 500. The Fund’s holdings were up 13.4% for this period – above the S&P 500 return of 10.1%. Nike (+29.1%) was our best performer in the Consumer Discretionary sector, followed by Home Depot (+23.9%).

Information Technology

The Fund performed well in the Information Technology sector, which, on average during the period, was underweighted against the S&P 500. The Fund’s holdings were up 18.7% compared with the S&P 500 Information Technology sector’s 14.8% return. Apple (+31.5%) was our best performer in the Information Technology sector, followed by Cognizant Tech Solutions (+21.1%), Microsoft (+16.8%), and MasterCard (+14.6%). Our one negative contributor for the sector was Google (-3.9%).

Financials

The Fund’s holdings in the Financials sector were up 6.8% for the period underperforming the 10.4% return of the S&P 500 Financials sector. Our holdings were purposefully weighted toward larger financial institutions that we view as inexpensive, resilient, and beneficiaries of both higher interest rates and improved economic growth. In our opinion, they are healthy and well-capitalized, and we believe that they are poised to deliver attractive total returns over a longer-term time horizon through earnings growth, return of capital through share buybacks, and increased dividends. However, reduced regulatory pressure and loan growth are necessary to unleash this potential. Bank of America (+12.5%) was our best performer in the Financials sector, followed by State Street (+11.0%) and J.P. Morgan Chase (+8.3%). Our position in HSBC Holdings Plc (-5.6%) detracted from our performance in the sector. Although our

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Financials sector positions, in aggregate, underperformed its S&P 500 Financials sector benchmark, we believe that with stronger U.S. economic growth, higher interest rates, and tapering regulatory pressure, our portfolio choices can produce solid long-term results.

Energy

The Fund’s holdings in the Energy sector were down -23.3% for the period under review, compared to a decrease of -14.7% for the S&P 500 Energy sector for the same period. A collapse in crude oil prices dragged down the results for the entire sector, and there were no positive contributors for the review period. The stocks of the companies most negatively impacted by the collapse in oil prices were the fast growing exploration companies – Continental Resources (-41.6%), and EOG Resources (-18.0%). We made some adjustments at the end of the period under review, bringing our energy weighting at the end of the period to 7.4% of Fund assets – below the S&P 500 benchmark. The Fund is narrowly focused on companies we believe to be the most resilient with respect to weak oil prices.

CLOSING COMMENTS

This bull market has been underway for more than 5 1/2 years, and at its current valuation, we no longer see it as undervalued but rather fairly valued. We believe some sectors, such as the Social Media sector, are overvalued. Accordingly, our outlook for 2015 is constructive albeit for more modest returns than in 2014. We believe that the BFS Equity Fund is well positioned in its holdings to take advantage of the promising long-term performance from these fine businesses with outstanding management teams. We believe these top-in-class companies will deliver solid long-term risk adjusted results for our investors. We will continue to keep our eye on the long-term horizon, avoid short-term noise, and remain opportunistic with respect to capital deployment.

On January 1, 2015, Timothy Foster assumed the position of lead manager of the Fund. I will remain a Co-Portfolio Manager along with our partner, Thomas Sargent. However, our investment strategy will remain consistent.

We, at Bradley, Foster & Sargent, Inc., look forward to serving you through our management of the BFS Equity Fund. Thank you for placing your capital under our care.

Keith LaRose	Timothy Foster	Thomas Sargent
Lead Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

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SEMI-ANNUAL PERFORMANCE REVIEW

(UNAUDITED)

The Fund underperformed the S&P 500 by 3.7% and the Dow Jones Industrial Average by 3.0% for the six-month period June 1, 2014 through November 30, 2014.

Key Detractors from Relative Results

•

Relative returns from holdings in the Energy sector (down 23.3% compared to down 14.7% for the S&P 500 Energy sector) detracted from the results. Continental Resources (down 41.6%), EOG Resources (down 18.0%), and Schlumberger (down 14.7%) produced the underperformance in this sector.

•

The Fund’s overweight position in the Industrial sector (13.9%) compared with the S&P 500 (10.3%), combined with the Fund’s underperformance in this sector (0.3% compared with up 6.1% for the S&P 500 Industrial sector), detracted from results. Nielsen Holdings (down 13.4%) was the biggest negative in the Fund in this sector.

Key Contributors to Relative Results

•

The Fund’s holdings in the Consumer Discretionary sector (up 13.4% compared with up 10.1% for the S&P 500 Consumer Discretionary sector) helped results. Nike (up 29.1%) and Home Depot (up 23.9%) were the strongest contributors for the Fund in this sector.

•	Strong returns for the Fund’s holdings in the Information Technology sector (up 18.7% compared with the S&P 500 Technology sector 14.8%) benefited results. Apple (up 31.5%) was a notable contributor.

FUND INFORMATION

ASSET ALLOCATION

(As a percentage of total investments)

TEN LARGEST HOLDINGS (%)	FUND
Danaher	4.5
Walt Disney	4.1
Apple	4.1
Zoetis	4.0
United Technologies	3.9
JP Morgan Chase	3.6
Wells Fargo	3.6
American Express	3.3
Google – Class A	3.3
EOG Resources	3.3

SECTOR DIVERSIFICATION (%)	FUND	S&P 500
Information Technology	20.1	19.6
Financials	15.2	16.4
Healthcare	14.9	14.8
Industrial	13.9	10.3
Consumer Discretionary	13.3	12.0
Consumer Staples	9.5	10.0
Energy	7.4	8.1
Materials	3.0	3.2
Telecommunication Services	2.7	2.3
Utilities	0.0	3.3

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Investment Results (Unaudited)

Total Returns* (For the period ended November 30, 2014)

			Average Annual
	Six Months	One Year	Since Inception (November 8, 2013)
BFS Equity Fund	4.85%	10.14%	11.78%
S&P 500® Index**	8.58%	16.86%	19.60%
Dow Jones Industrial Average®***	7.85%	13.42%	16.26%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 30, 2014, were 3.94% of average daily net assets (1.26% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until September 30, 2015, so that total annual fund operating expenses do not exceed 1.00%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Fees and Expenses of Acquired Funds,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 575-2430.

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* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The Dow Jones Industrial Average® is a widely recognized unmanaged index of equity prices and is representative of a narrower market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

AVAILABILITY OF PORTFOLIO SCHEDULE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available at the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND’S EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the six month period, June 1, 2014 to November 30, 2014.

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Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period Ended November 30, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period Ended
	June 1, 2014	November 30, 2014	November 30, 2014*
BFS Equity Fund
Actual	$1,000.00	$1,048.50	$6.42
Hypothetical ** (5% return before expenses)	$1,000.00	$1,018.80	$6.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365.
**	Assumes a 5% return before expenses.

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Schedule of Investments

November 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS – 99.68%

	Aerospace & Defense 3.93%
6,000	United Technologies Corp.	$660,480

	Beverages 4.11%
3,000	Constellation Brands, Inc.–Class A*	289,200
4,000	PepsiCo, Inc.	400,400

		689,600

	Biotechnology 2.44%
950	Celgene Corp.*	108,006
3,000	Gilead Sciences, Inc.*	300,960

		408,966

	Chemicals 3.01%
2,000	Praxair, Inc.	256,760
3,900	Westlake Chemical Corp.	248,040

		504,800

	Commercial Banks 6.19%
3,500	M&T Bank Corp.	441,070
11,000	Wells Fargo & Co.	599,280

		1,040,350

	Computers & Peripherals 4.11%
5,800	Apple, Inc.	689,794

	Consumer Finance 3.30%
6,000	American Express Co.	554,520

	Diversified Financial Services 5.61%
20,000	Bank of America Corp.	340,800
10,000	JPMorgan Chase & Co.	601,600

		942,400

	Diversified Telecommunication 2.69%
6,000	Level 3 Communications, Inc.*	300,000
3,000	Verizon Communications, Inc.	151,770

		451,770

	Electronic Equipment, Instruments & Components 2.39%
7,500	Amphenol Corp. – Class A	402,225

	Energy Equipment & Services 0.75%
3,000	Halliburton Co.	126,600

	Food & Staples Retailing 1.52%
1,800	Costco Wholesale Corp.	255,816

	Food Products 1.79%
4,000	Nestle SA ADR	300,200

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS – (continued)

	Hotels, Restaurants & Leisure 2.13%
4,400	Starbucks Corp.	$357,324

	Household Products 2.05%
3,000	Colgate-Palmolive Co.	208,770
1,500	Procter & Gamble Co.	135,645

		344,415

	Industrial Conglomerates 4.48%
9,000	Danaher Corp.	752,040

	Internet & Catalog Retail 1.73%
250	Priceline Group, Inc.*	290,047

	Internet Software & Services 3.27%
1,000	Google, Inc. – Class A*	549,080

	IT Services 4.27%
6,000	Cognizant Technology Solutions Corp. – Class A*	323,940
4,500	MasterCard, Inc. – Class A	392,805

		716,745

	Life Sciences Tools & Services 2.85%
3,700	Thermo Fisher Scientific, Inc.	478,373

	Media 4.13%
7,500	Walt Disney Co./The	693,825

	Oil, Gas & Consumable Fuels 6.64%
4,000	Continental Resources, Inc.*	163,920
6,300	EOG Resources, Inc.	546,336
1,400	Exxon Mobil Corp.	126,756
2,500	Occidental Petroleum Corp.	199,425
3,000	Plains GP Holdings LP (a)	77,940

		1,114,377

	Pharmaceuticals 9.53%
4,000	Johnson & Johnson	433,000
4,000	Merck & Co., Inc.	241,600
2,600	Novartis AG ADR	251,290
15,000	Zoetis, Inc.	673,950

		1,599,840

	Professional Services 1.99%
8,000	Nielsen NV	334,160

	Road & Rail 2.26%
3,000	Canadian National Railway Co.	213,150
1,400	Kansas City Southern	166,516

		379,666

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS – (continued)

	Software 6.02%
4,000	Adobe Systems, Inc.*	$294,720
4,000	ANSYS, Inc.*	334,080
8,000	Microsoft Corp.	382,480

		1,011,280

	Specialty Retail 2.66%
4,500	Home Depot, Inc./The	447,300

	Textiles, Apparel & Luxury Goods 2.66%
4,500	NIKE, Inc.	446,805

	Tobacco 1.17%
2,000	Genesee & Wyoming, Inc.–Class A*	197,180

	Total Common Stocks (Cost $15,167,660)	16,739,978

	Money Market Securities 0.00%
340	Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.06%(b)	340

	Total Money Market Securities (Cost $340)	340

	Total Investments 99.68% (Cost $15,168,000)	16,740,318

	Other Assets in Excess of Liabilities 0.32%	53,915

	TOTAL NET ASSETS 100.00%	$16,794,233

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of November 30, 2014.
*	Non-income producing security.
ADR	– American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments in securities at fair value (cost $15,168,000)	$16,740,318
Receivable for fund shares sold	33,700
Dividends receivable	20,519
Tax reclaims receivable	4,454
Receivable from Adviser	2,127
Prepaid expenses	15,918
Total Assets	16,817,036
Liabilities
Payable to administrator, fund accountant, and transfer agent	9,542
Payable to custodian	1,942
Distribution fees accrued	3,406
Other accrued expenses	7,913
Total Liabilities	22,803
Net Assets	$16,794,233
Net Assets consist of:
Paid-in capital	$15,392,101
Accumulated undistributed net investment income	45,202
Accumulated undistributed net realized loss from investments	(215,388)
Net unrealized appreciation on investments	1,572,318
Net Assets	$16,794,233
Shares outstanding (unlimited number of shares authorized, no par value)	1,492,364
Net asset value, offering and redemption price per share	$11.25

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See accompanying notes which are an integral part of the financial statements.

Statement of Operations

For the six months ended November 30, 2014 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $908)	$102,303
Total investment income	102,303
Expenses
Investment Adviser	53,488
Distribution (12b-1)	17,829
Administration	19,053
Fund accounting	12,534
Transfer agent	19,351
Legal	7,581
Registration	5,917
Custodian	2,736
Audit	7,610
Trustee	2,169
Report printing	10,173
Offering Costs	19,185
Miscellaneous	3,346
Total expenses	180,972
Fees waived and reimbursed by Adviser	(91,688)
Net operating expenses	89,284
Net investment income	13,019
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investment securities transactions	(36,916)
Net change in unrealized appreciation on investment securities	794,398
Net realized and unrealized gain on investments	757,482
Net increase in net assets resulting from operations	$770,501

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See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended November 30, 2014 (Unaudited)	For the Period Ended May 31, 2014(a)
Operations
Net investment income	$13,019	$37,215
Net realized loss on investment securities transactions	(36,916)	(178,580)
Net change in unrealized appreciation on investment securities	794,398	777,920
Net increase in net assets resulting from operations	770,501	636,555
Distributions From
Net investment income	–	(4,924)
Total distributions	–	(4,924)
Capital Transactions
Proceeds from shares sold	3,617,962	12,239,160
Reinvestment of distributions	–	2,913
Amount paid for shares redeemed	(339,293)	(128,641)
Net increase in net assets resulting from capital transactions	3,278,669	12,113,432
Total Increase in Net Assets	4,049,170	12,745,063
Net Assets
Beginning of period	12,745,063	–
End of period	$16,794,233	$12,745,063
Accumulated undistributed net investment income	$45,202	$32,183
Share Transactions
Sold	335,074	1,200,263
Issued in reinvestment of distributions	–	280
Redeemed	(30,747)	(12,506)
Net increase in share transactions	304,327	1,188,037

(a)	For the period November 8, 2013 (commencement of operations) to May 31, 2014.

16

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2014 (Unaudited)		For the Period Ended May 31, 2014(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.73		$10.00

Income from investment operations:

Net investment income	–	(b)	0.04

Net realized and unrealized gain on investments	0.52		0.70

Total from investment operations	0.52		0.74

Less distributions to shareholders from:

Investment income	–		(0.01)

Total distributions	–		(0.01)

Net asset value, end of period	$11.25		$10.73

Total Return(c)	4.85	%(d)	7.36	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$16,794		$12,745

Ratio of expenses to average net assets	1.25	%(e)	1.25	%(e)

Ratio of expenses to average net assets before waiver	2.53	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	0.18	%(e)	0.68	%(e)

Ratio of net investment loss to average net assets before waiver	(1.10	)%(e)	(2.00	)%(e)

Portfolio turnover rate	22.39	%(d)	46.50	%(d)

(a)	For the period November 8, 2013 (commencement of operations) to May 31, 2014.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.
(d)	Not annualized
(e)	Annualized

17

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The BFS Equity Fund (the “Fund”) was organized as an open-end diversified series of the Valued Advisers Trust (the “Trust”) on July 23, 2013 and commenced operations on November 8, 2013. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment adviser is Bradley, Foster & Sargent, Inc. (the “Adviser”). The investment objective of the Fund is long-term appreciation through growth of principal and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended November 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Fund has chosen specific identification as its tax lot identification method for all securities transactions. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted

18

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net realized long term and short term capital gains, if any, at least annually. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3 – SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP have established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

19

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

20

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2014:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$16,739,978	$–	$–	$16,739,978
Money Market Securities	340	–	–	340
Total	$16,740,318	$–	$–	$16,740,318

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended November 30, 2014 and the previous reporting period end.

NOTE 4 – FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. For the period ended November 30, 2014, the Adviser earned fees of $53,488 from the Fund before the waiver and reimbursement described below. At November 30, 2014, the Adviser owed $2,127 to the Fund, including fee waivers and expense reimbursements.

The Adviser has contractually agreed to waive or limit its fees and reimburse certain Fund operating expenses, until September 30, 2015, so that the ratio of total annual operating expenses does not exceed 1.00%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Fees and Expenses of Acquired Funds” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. The Adviser may be entitled to recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. For the period ended November 30, 2014, expenses totaling $91,688 were waived or reimbursed by the Adviser.

21

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through May 31,
$146,030	2017
$91,688	2018

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended November 30, 2014, HASI earned fees of $19,053 for administrative and compliance services provided to the Fund. At November 30, 2014, HASI was owed $3,219 from the Fund for administrative and compliance services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period ended November 30, 2014, the Custodian earned fees of $2,736 for custody services provided to the Fund. At November 30, 2014, the Custodian was owed $1,942 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended November 30, 2014, HASI earned fees of $19,351 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At November 30, 2014, the Fund owed HASI $4,206 for transfer agent services and out-of-pocket expenses. For the period ended November 30, 2014, HASI earned fees of $12,534 from the Fund for fund accounting services. At November 30, 2014, HASI was owed $2,117 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the period ended November 30, 2014, the 12b-1 expense incurred by the Fund was $17,829. At November 30, 2014, the Distributor was owed $3,406 from the Fund for 12b-1 fees.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the period ended November 30, 2014. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

22

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

NOTE 5 – INVESTMENTS

For the period ended November 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Sales
$6,877,933	$3,175,741

There were no purchases or sales of long-term U.S. government obligations during the period ended November 30, 2014.

NOTE 6 – ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At November 30, 2014, Charles Schwab & Co. (“Schwab”) owned, as record shareholder, 57% of the outstanding shares of the Fund. It is not known whether Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8 – FEDERAL TAX INFORMATION

At November 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,733,191
Gross Unrealized (Depreciation)	(183,848)
Net Unrealized Appreciation	$1,549,343

At November 30, 2014, the aggregate cost of securities for federal income tax purposes was $15,190,975 for the Fund.

At May 31, 2014, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$30,704
Undistributed long-term capital gains	–
Accumulated capital and other losses	(154,018)
Unrealized Appreciation	754,945
$631,631

23

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The tax character of distributions paid for the fiscal period ended May 31, 2014 was as follows:

2014
Distributions paid from:
Ordinary Income	$4,924

Certain capital losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended May 31, 2014, the Fund deferred post October capital losses in the amount of $154,018.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10 – SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. A special meeting of the shareholders of the Trust was held on December 19, 2014, for the purpose of electing the Board of Trustees, the results of the meeting can be found in the Proxy Voting Results Note (below).

NOTE 11 – PROXY VOTING RESULTS

On December 19, 2014 a special meeting of the shareholders of the Trust was held at the offices of the Trust for the purpose of electing each nominee to the Board of Trustees.

Below are the voting results for all funds from the special meeting of the Trust:

To elect each nominee to the Board of Trustees:

	For	Against	Abstain
Ira Cohen	280,591,916	20,930,930	–
Andrea N. Mullins	296,332,857	5,189,989	–
R. Jeffrey Young	280,517,160	21,005,685	–

24

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information a Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information a Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

25

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (855) 575-2430 to request a copy of the SAI or to make shareholder inquiries.

26

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (855) 575-2430 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISER

Bradley, Foster & Sargent

185 Asylum Street, City Place II

Hartford, Connecticut 06103

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

SEMI-ANNUAL REPORT

November 30, 2014

CLOUD CAPITAL FUNDS

Cloud Capital Strategic Large Cap Fund

Cloud Capital Strategic Mid Cap Fund

Fund Adviser:

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, OK 74135

Toll Free (877) 670-2227

Cloud Capital Strategic Large Cap Fund

Investment Results – (Unaudited)

Total Returns *

(For the periods ended November 30, 2014)

			Average Annual Returns
	Six Months	One Year	Three Year	Since Inception (June 29, 2011)
Cloud Capital Strategic Large Cap Fund – Institutional Class	5.28%	14.28%	18.45%	13.84%
S&P 500® Index**	8.58%	16.86%	20.93%	17.10%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 30, 2014, were 1.44% of average daily net assets (0.94% after fee waivers/expense reimbursements by Cloud Capital LLC (the “Adviser”)). Effective February 1, 2014, the Adviser has contractually agreed to waive its management fee in its entirety. This waiver is not subject to recoupment and will continue through September 30, 2016. Additionally, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund through September 30, 2016, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 670-2227.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (877) 670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Cloud Capital Strategic Mid Cap Fund

Investment Results – (Unaudited)

Total Returns*

(For the periods ended November 30, 2014)

			Average Annual Returns
	Six Months	One Year	Three Year	Since Inception (June 29, 2011)
Cloud Capital Strategic Mid Cap Fund – Institutional Class	2.16%	8.24%	15.09%	10.66%
S&P MidCap 400® Index**	5.47%	12.23%	19.51%	14.15%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 30, 2014, were 1.92% of average daily net assets (1.42% after fee waiver/expense reimbursement by the Adviser). Effective February 1, 2014, the Adviser has contractually agreed to waive its management fee in its entirety. This waiver is not subject to recoupment and will continue through September 30, 2015. Additionally, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 670-2227.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P MidCap 400® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (877) 670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

FUND HOLDINGS – (Unaudited)

1 As a percent of net assets.

The investment objective of the Cloud Capital Strategic Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

1 As a percent of net assets.

The investment objective of the Cloud Capital Strategic Mid Cap Fund is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available at the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS’ EXPENSES – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 1, 2014 to November 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ABOUT THE FUNDS’ EXPENSES – (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cloud Capital Strategic Large Cap Fund – Institutional Class	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period Ended November 30, 2014*
Actual	$1,000.00	$1,052.80	$5.41
Hypothetical **	$1,000.00	$1,019.80	$5.32

* Expenses are equal to the Cloud Capital Strategic Large Cap Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365.

** Assumes a 5% return before expenses.

Cloud Capital Strategic Mid Cap Fund – Institutional Class	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period Ended November 30, 2014*
Actual	$1,000.00	$1,021.60	$7.09
Hypothetical **	$1,000.00	$1,018.05	$7.08

* Expenses are equal to the Cloud Capital Strategic Mid Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/365.

** Assumes a 5% return before expenses.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments

November 30, 2014

(Unaudited)

Shares		Fair Value
Common Stocks – 61.0%

Consumer Discretionary – 7.0%
52	Amazon.com, Inc. *	$17,443
305	AutoNation, Inc. *	18,148
33	AutoZone, Inc. *	18,844
284	Bed Bath & Beyond, Inc. *	20,801
603	Best Buy Co., Inc.	23,775
264	BorgWarner, Inc.	14,927
1,024	Cablevision Systems Corp.	20,810
392	CarMax, Inc. *	22,333
452	Carnival Corp.	19,960
291	CBS Corp., Class B	15,947
86	CDK Global, Inc.	3,268
29	Chipotle Mexican Grill, Inc. *	19,359
440	Coach, Inc.	16,341
335	Comcast Corp., Class A	19,084
745	D.R. Horton, Inc.	18,999
360	Darden Restaurants, Inc.	20,498
258	Delphi Automotive PLC	18,841
207	DIRECTV, Class A *	18,145
224	Discovery Communications, Inc., Class A *	7,833
224	Discovery Communications, Inc., Class C *	7,610
282	Dollar General Corp. *	18,817
320	Dollar Tree, Inc. *	21,876
223	Expedia, Inc.	19,415
256	Family Dollar Stores, Inc.	20,218
1,040	Ford Motor Co.	16,358
163	Fossil Group, Inc. *	18,181
439	GameStop Corp., Class A	16,611
607	Gannett Co., Inc.	19,748
418	Gap, Inc./The	16,549
292	Garmin Ltd.	16,740
488	General Motors Co.	16,322
205	Genuine Parts Co.	21,080
645	Goodyear Tire & Rubber Co./The	17,686
25	Graham Holdings Co.	22,223

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Consumer Discretionary – (continued)
529	H & R Block, Inc.	$17,784
253	Harley-Davidson, Inc.	17,620
169	Harman International Industries, Inc.	18,309
338	Hasbro, Inc.	20,034
218	Home Depot, Inc./The	21,706
1,112	International Game Technology	18,938
893	Interpublic Group of Cos., Inc./The	18,110
353	Johnson Controls, Inc.	17,644
332	Kohl’s Corp.	19,810
305	L Brands, Inc.	24,694
528	Leggett & Platt, Inc.	22,208
424	Lennar Corp., Class A	20,026
383	Lowe’s Companies, Inc.	24,453
306	Macy’s, Inc.	19,877
281	Marriott International, Inc., Class A	22,111
452	Mattel, Inc.	14,263
172	McDonalds Corp.	16,696
191	Michael Kors Holdings Ltd. *	14,631
118	Mohawk Industries, Inc. *	18,087
39	Netflix, Inc. *	13,623
568	Newell Rubbermaid, Inc.	20,616
1,009	News Corp., Class A *	15,655
233	NIKE, Inc., Class B	23,088
259	Nordstrom, Inc.	19,777
251	Omnicom Group, Inc.	19,404
114	O’Reilly Automotive, Inc. *	20,883
298	PetSmart, Inc.	23,469
14	Priceline Group, Inc. *	16,807
894	Pulte Group, Inc.	19,348
149	PVH Corp.	18,985
113	Ralph Lauren Corp.	20,857
258	Ross Stores, Inc.	23,611
219	Scripps Networks Interactive, Inc., Class A	17,090
1,588	Staples, Inc.	22,322
232	Starbucks Corp.	18,868
221	Starwood Hotels & Resorts Worldwide, Inc.	17,463

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Consumer Discretionary – (continued)
301	Target Corp.	$22,265
177	Tiffany & Co.	19,149
124	Time Warner Cable, Inc., Class A	18,504
253	Time Warner, Inc.	21,537
319	TJX Cos., Inc./The	21,090
168	TripAdvisor, Inc. *	12,378
496	Twenty-First Century Fox, Inc.	18,268
511	Urban Outfitters, Inc. *	16,505
284	VF Corp.	21,342
202	Viacom, Inc., Class B	15,300
209	Walt Disney Co./The	19,306
127	Whirlpool Corp.	23,699
241	Wyndham Worldwide Corp.	20,121
91	Wynn Resorts Ltd.	16,245
223	Yum! Brands, Inc.	17,212

		1,586,578

Consumer Staples – 7.0%
895	Altria Group, Inc.	44,966
833	Archer-Daniels-Midland Co.	43,858
2,516	Avon Products, Inc.	24,604
389	Brown-Forman Corp., Class B	37,722
818	Campbell Soup Co.	37,059
413	Clorox Co./The	41,994
910	Coca-Cola Co./The	40,779
813	Coca-Cola Enterprises, Inc.	35,728
543	Colgate-Palmolive Co.	37,754
1,203	ConAgra Foods, Inc.	43,947
433	Constellation Brands, Inc., Class A *	41,743
320	Costco Wholesale Corp.	45,464
484	CVS Caremark Corp.	44,237
631	Dr. Pepper Snapple Group, Inc.	46,719
488	Estee Lauder Cos., Inc./The, Class A	36,152
688	General Mills, Inc.	36,273
374	Hershey Co./The	37,547
762	Hormel Foods Corp.	40,442

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Consumer Staples – (continued)
350	JM Smucker Co./The	$35,853
561	Kellogg Co.	37,152
334	Kimberly-Clark Corp.	38,984
671	Kraft Foods Group, Inc.	40,402
783	Kroger Co./The	46,826
588	Lorillard, Inc.	37,097
518	McCormick & Co., Inc.	38,479
414	Mead Johnson Nutrition Co.	43,020
513	Molson Coors Brewing Co., Class B	39,672
992	Mondelez International, Inc., Class A	38,906
520	Monster Beverage Corp. *	58,301
425	PepsiCo, Inc.	42,507
421	Philip Morris International, Inc.	36,599
469	Procter & Gamble Co.	42,447
618	Reynolds American, Inc.	40,751
1,097	Safeway, Inc.	38,221
1,013	Sysco Corp.	40,788
1,022	Tyson Foods, Inc., Class A	43,285
495	Walgreen Co.	33,928
490	Wal-Mart Stores, Inc.	42,858
884	Whole Foods Market, Inc.	43,321

		1,576,385

Energy – 6.1%
377	Anadarko Petroleum Corp.	29,853
416	Apache Corp.	26,689
574	Baker Hughes, Inc.	32,698
1,181	Cabot Oil & Gas Corp.	39,032
630	Cameron International Corp. *	32,295
1,349	Chesapeake Energy Corp.	27,330
320	Chevron Corp.	34,805
492	ConocoPhillips	32,511
894	Consol Energy, Inc.	34,973
2,287	Denbury Resources, Inc.	18,888
524	Devon Energy Corp.	30,878
845	Diamond Offshore Drilling, Inc.	24,819

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Energy – (continued)
771	Ensco PLC, Class A	$26,070
361	EOG Resources, Inc.	31,267
377	EQT Corp.	34,309
399	Exxon Mobil Corp.	36,167
690	FMC Technologies, Inc. *	32,965
602	Halliburton Co.	25,410
359	Helmerich & Payne, Inc.	24,942
426	Hess Corp.	31,094
1,190	Kinder Morgan, Inc.	49,193
1,048	Marathon Oil Corp.	30,321
471	Marathon Petroleum Corp.	42,474
631	Murphy Oil Corp.	30,558
1,502	Nabors Industries Ltd.	19,704
531	National Oilwell Varco, Inc.	35,607
970	Newfield Exploration Co. *	26,420
1,245	Noble Corp. PLC	22,401
535	Noble Energy, Inc.	26,295
401	Occidental Petroleum Corp.	32,003
394	Paragon Offshore PLC	1,431
2,502	Peabody Energy Corp.	25,297
486	Phillips 66	35,503
180	Pioneer Natural Resources Co.	25,762
1,238	QEP Resources, Inc.	25,311
464	Range Resources Corp.	30,473
1,261	Rowan Cos. PLC	27,450
386	Schlumberger Ltd.	33,153
93	Seventy Seven Energy, Inc. *	724
871	Southwestern Energy Co. *	28,014
998	Spectra Energy Corp.	37,813
701	Tesoro Corp.	53,714
932	Transocean Ltd.	19,584
757	Valero Energy Corp.	36,787
718	Williams Cos., Inc./The	37,131
1,785	WPX Energy, Inc. *	24,222

		1,364,340

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Financials – 5.2%
171	ACE Ltd.	$19,524
285	Aflac, Inc.	17,017
303	Allstate Corp./The	20,630
191	American Express Co.	17,611
329	American International Group, Inc.	18,035
154	Ameriprise Financial, Inc.	20,256
201	Aon PLC	18,575
268	Assurant, Inc.	18,127
1,151	Bank of America Corp.	19,605
506	Bank of New York Mellon Corp./The	20,242
470	BB&T Corp.	17,666
141	Berkshire Hathaway, Inc., Class B *	20,950
58	BlackRock, Inc.	20,739
223	Capital One Financial Corp.	18,546
590	CBRE Group, Inc. *	19,902
660	Charles Schwab Corp./The	18,677
194	Chubb Corp./The	19,948
375	Cincinnati Financial Corp.	19,101
373	Citigroup, Inc.	20,122
250	CME Group, Inc.	21,133
357	Comerica, Inc.	16,655
293	Discover Financial Services	19,207
823	E*Trade Financial Corp. *	18,782
845	Fifth Third Bancorp.	17,000
315	Franklin Resources, Inc.	17,907
1,026	Genworth Financial, Inc., Class A *	9,328
107	Goldman Sachs Group, Inc./The	20,232
505	Hartford Financial Services Group, Inc.	20,860
1,808	Hudson City Bancorp, Inc.	17,701
91	Intercontinental Exchange Group, Inc.	20,504
481	Invesco Ltd.	19,397
316	JPMorgan Chase & Co.	19,005
1,262	KeyCorp	17,037
357	Legg Mason, Inc.	20,274
686	Leucadia National Corp.	15,857
348	Lincoln National Corp.	19,735

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Financials – (continued)
414	Loews Corp.	$17,224
146	M&T Bank Corp.	18,433
350	Marsh & McLennan Cos., Inc.	19,792
216	McGraw Hill Financial, Inc.	20,154
323	MetLife, Inc.	17,946
208	Moody’s Corp.	20,998
556	Morgan Stanley	19,552
476	NASDAQ OMX Group, Inc./The	21,388
282	Northern Trust Corp.	19,088
1,233	People’s United Financial, Inc.	18,227
206	PNC Financial Services Group, Inc.	18,007
368	Principal Financial Group, Inc.	19,580
703	Progressive Corp./The	19,142
203	Prudential Financial, Inc.	17,257
1,687	Regions Financial Corp.	16,987
2,072	SLM Corp.	20,061
264	State Street Corp.	20,289
449	SunTrust Banks, Inc.	17,626
219	T. Rowe Price Group, Inc.	18,313
331	Torchmark Corp.	17,775
188	Travelers Cos., Inc./The	19,658
424	U.S. Bancorp	18,743
513	Unum Group	17,032
344	Wells Fargo & Co.	18,750
553	XL Group PLC	19,637
606	Zions Bancorp.	16,994

		1,164,540

Health Care – 6.9%
611	Abbott Laboratories	27,180
452	AbbVie, Inc.	31,279
192	Actavis PLC *	52,070
305	Aetna, Inc.	26,580
414	Agilent Technologies, Inc.	17,687
151	Alexion Pharmaceuticals, Inc. *	29,451
149	Allergan, Inc.	31,921

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Health Care – (continued)
338	AmerisourceBergen Corp.	$30,770
209	Amgen, Inc.	34,582
336	Baxter International, Inc.	24,494
209	Becton, Dickinson and Co.	29,263
79	Biogen Idec, Inc. *	24,373
1,938	Boston Scientific Corp. *	24,937
521	Bristol-Myers Squibb Co.	30,791
178	C.R. Bard, Inc.	29,768
359	Cardinal Health, Inc.	29,546
569	CareFusion Corp. *	33,683
305	Celgene Corp. *	34,650
460	Cerner Corp. *	29,602
272	CIGNA Corp.	27,959
275	Covidien PLC	27,785
347	DaVita, Inc. *	26,588
512	DENTSPLY International, Inc.	28,126
296	Edwards LifeSciences Corp. *	38,417
413	Eli Lilly & Co.	28,154
354	Express Scripts Holding Co. *	29,470
305	Gilead Sciences, Inc. *	30,630
42	Halyard Health, Inc. *	1,639
477	Hospira, Inc. *	28,462
200	Humana, Inc.	27,571
60	Intuitive Surgical, Inc. *	31,310
240	Johnson & Johnson	26,028
242	Laboratory Corp. of America Holdings *	25,351
133	McKesson Corp.	27,951
393	Medtronic, Inc.	29,020
425	Merck & Co., Inc.	25,691
481	Mylan, Inc. *	28,164
631	Patterson Companies, Inc.	30,383
523	PerkinElmer, Inc.	23,778
171	Perrigo Co. PLC	27,361
830	Pfizer, Inc.	25,844
421	Quest Diagnostics, Inc.	27,493
80	Regeneron Pharmaceuticals, Inc. *	33,333

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Health Care – (continued)
369	St. Jude Medical, Inc.	$25,080
292	Stryker Corp.	27,176
517	Tenet Healthcare Corp. *	24,822
205	Thermo Fisher Scientific, Inc.	26,512
315	UnitedHealth Group, Inc.	31,067
295	Varian Medical Systems, Inc. *	26,105
372	Vertex Pharmaceuticals, Inc. *	43,875
231	Waters Corp. *	26,718
233	WellPoint, Inc.	29,797
233	Zimmer Holdings, Inc.	26,115
827	Zoetis, Inc.	37,154

		1,553,556

Industrials – 7.1%
159	3M Co.	25,402
665	ADT Corp./The	23,243
395	Allegion PLC	21,264
427	AMETEK, Inc.	21,749
973	Avery Dennison Corp.	48,187
171	Boeing Co./The	22,938
215	Caterpillar, Inc.	21,621
363	CH Robinson Worldwide, Inc.	26,743
358	Cintas Corp.	26,172
747	CSX Corp.	27,242
146	Cummins, Inc.	21,212
284	Danaher Corp.	23,690
257	Deere & Co.	22,242
677	Delta Air Lines, Inc.	31,591
256	Dover Corp.	19,698
218	Dun & Bradstreet Corp.	27,639
303	Eaton Corp. PLC	20,552
339	Emerson Electric Co.	21,628
322	Equifax, Inc.	25,605
511	Expeditors International of Washington, Inc.	23,945
467	Fastenal Co.	21,121
156	FedEx Corp.	27,823

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Industrials – (continued)
298	Flowserve Corp.	$17,533
297	Fluor Corp.	18,432
193	General Dynamics Corp.	28,089
868	General Electric Co.	22,999
244	Honeywell International, Inc.	24,186
261	Illinois Tool Works, Inc.	24,782
367	Ingersoll-Rand PLC	23,161
883	Iron Mountain, Inc.	33,577
419	Jacobs Engineering Group, Inc. *	19,443
377	Joy Global, Inc.	18,477
217	Kansas City Southern	25,799
207	Keysight Technologies, Inc. *	7,283
185	L-3 Communications Holdings, Inc.	23,069
142	Lockheed Martin Corp.	27,171
1,065	Masco Corp.	25,767
490	Nielsen NV	20,469
225	Norfolk Southern Corp.	25,097
190	Northrop Grumman Corp.	26,816
361	PACCAR, Inc.	24,219
273	Pall Corp.	26,250
180	Parker Hannifin Corp.	23,268
307	Pentair PLC	19,841
826	Pitney Bowes, Inc.	20,341
86	Precision Castparts Corp.	20,571
671	Quanta Services, Inc. *	20,480
241	Raytheon Co.	25,688
620	Republic Services, Inc.	24,539
483	Robert Half International, Inc.	27,418
181	Rockwell Automation, Inc.	20,847
288	Rockwell Collins, Inc.	24,645
157	Roper Industries, Inc.	24,700
262	Ryder System, Inc.	25,056
195	Snap-on, Inc.	26,390
867	Southwest Airlines Co.	36,258
262	Stanley Black & Decker, Inc.	24,723
194	Stericycle, Inc. *	24,982

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Industrials – (continued)
575	Textron, Inc.	$24,915
501	Tyco International Ltd.	21,501
230	Union Pacific Corp.	26,908
225	United Parcel Service, Inc., Class B	24,718
197	United Technologies Corp.	21,631
89	W.W. Grainger, Inc.	21,884
523	Waste Management, Inc.	25,505
592	Xylem, Inc.	22,705

		1,593,440

Information Technology – 6.2%
246	Accenture PLC, Class A	21,229
271	Adobe Systems, Inc. *	19,993
331	Akamai Technologies, Inc. *	21,416
73	Alliance Data Systems Corp. *	20,959
580	Altera Corp.	21,830
419	Amphenol Corp., Class A	22,459
368	Analog Devices, Inc.	20,126
220	Apple, Inc.	26,211
898	Applied Materials, Inc.	21,606
357	Autodesk, Inc. *	22,127
258	Automatic Data Processing, Inc.	22,105
523	Broadcom Corp., Class A	22,561
692	CA, Inc.	21,561
826	Cisco Systems, Inc.	22,824
306	Citrix Systems, Inc. *	20,301
413	Cognizant Technology Solutions Corp., Class A *	22,274
317	Computer Sciences Corp.	20,104
948	Corning, Inc.	19,930
404	eBay, Inc. *	22,193
547	Electronic Arts, Inc. *	24,026
759	EMC Corp.	23,032
178	F5 Networks, Inc. *	23,024
275	Facebook, Inc., Class A *	21,394
373	Fidelity National Information Services, Inc.	22,824
291	First Solar, Inc. *	14,222

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Information Technology – (continued)
334	Fiserv, Inc. *	$23,847
555	FLIR Systems, Inc.	17,597
36	Google, Inc., Class A *	19,609
265	Harris Corp.	18,987
576	Hewlett-Packard Co.	22,517
669	Intel Corp.	24,935
111	International Business Machines Corp.	17,960
253	Intuit, Inc.	23,721
1,012	Jabil Circuit, Inc.	21,001
802	Juniper Networks, Inc.	17,777
292	KLA-Tencor Corp.	20,273
302	Lam Research Corp.	24,996
428	Linear Technology Corp.	19,706
267	MasterCard, Inc., Class A	23,302
408	Microchip Technology, Inc.	18,412
626	Micron Technology, Inc. *	22,494
483	Microsoft Corp.	23,082
301	Motorola Solutions, Inc.	19,781
551	NetApp, Inc.	23,428
1,034	NVIDIA Corp.	21,675
472	Oracle Corp.	20,018
492	Paychex, Inc.	23,321
255	QUALCOMM, Inc.	18,599
380	Red Hat, Inc. *	23,589
346	Salesforce.com, Inc. *	20,727
196	SanDisk Corp.	20,295
360	Seagate Technology PLC	23,808
930	Symantec Corp.	24,263
324	TE Connectivity Ltd.	20,817
452	Teradata Corp. *	20,420
421	Texas Instruments, Inc.	22,890
660	Total System Services, Inc.	21,783
388	VeriSign, Inc. *	23,312
95	Visa, Inc., Class A	24,474
218	Western Digital Corp.	22,558
1,245	Western Union Co./The	23,133

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Information Technology – (continued)
1,583	Xerox Corp.	$22,094
425	Xilinx, Inc.	19,332
577	Yahoo!, Inc. *	29,879

		1,390,743

Materials – 6.5%
377	Air Products & Chemicals, Inc.	54,246
455	Airgas, Inc.	52,589
3,390	Alcoa, Inc.	58,619
1,165	Allegheny Technologies, Inc.	39,243
802	Ball Corp.	53,814
1,192	Bemis Co., Inc.	47,617
200	CF Industries Holdings, Inc.	53,753
3,430	Cliffs Natural Resources, Inc.	31,285
942	Dow Chemical Co./The	45,846
557	Eastman Chemical Co.	46,192
453	Ecolab, Inc.	49,307
717	EI du Pont de Nemours & Co.	51,210
645	FMC Corp.	35,099
1,461	Freeport-McMoRan Copper & Gold, Inc., Class B	39,237
482	International Flavors & Fragrances, Inc.	48,722
1,006	International Paper Co.	54,125
497	Lyondellbasell Industries NV, Class A	39,183
1,121	MeadWestvaco Corp.	50,239
407	Monsanto Co.	48,802
982	Mosaic Co./The	44,923
2,085	Newmont Mining Corp.	38,362
955	Nucor Corp.	51,221
1,444	Owens-Illinois, Inc. *	37,024
240	PPG Industries, Inc.	52,612
368	Praxair, Inc.	47,255
1,440	Sealed Air Corp.	56,907
240	Sherwin-Williams Co./The	58,805
487	Sigma-Aldrich Corp.	66,557
1,975	United States Steel Corp.	65,863

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Materials – (continued)
20	Veritiv Corp. *	$1,007
762	Vulcan Materials Co.	50,357

		1,470,021

Real Estate Investment Trusts – 1.6%
204	American Tower Corp., Class A	21,395
572	Apartment Investment & Management Co., Class A	21,301
130	AvalonBay Communities, Inc.	20,905
156	Boston Properties, Inc.	20,245
296	Equity Residential	20,955
788	General Growth Properties, Inc.	21,096
452	HCP, Inc.	20,246
295	Health Care REIT, Inc.	21,762
819	Host Hotels & Resorts, Inc.	19,030
798	Kimco Realty Corp.	20,316
273	Macerich Co./The	21,578
413	Plum Creek Timber Co., Inc.	17,195
443	ProLogis, Inc.	18,729
107	Public Storage, Inc.	20,011
110	Simon Property Group, Inc.	19,803
291	Ventas, Inc.	20,824
172	Vornado Realty Trust	19,195
585	Weyerhaeuser Co.	20,656

		365,242

Telecommunication Services – 0.7%
588	AT&T, Inc.	20,800
559	CenturyLink, Inc.	22,771
275	Crown Castle International Corp.	22,858
3,600	Frontier Communications Corp.	25,382
2,214	Sprint Corp. *	11,336
605	T-Mobile US, Inc. *	17,650
416	Verizon Communications, Inc.	21,024
2,098	Windstream Holdings, Inc.	21,216

		163,037

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Utilities – 6.7%
3,096	AES Corp./The	$42,935
837	AGL Resources, Inc.	43,797
1,174	Ameren Corp.	50,629
854	American Electric Power Co., Inc.	49,150
1,852	CenterPoint Energy, Inc.	44,326
1,515	CMS Energy Corp.	50,130
816	Consolidated Edison, Inc.	51,533
656	Dominion Resources, Inc., Class A	47,619
606	DTE Energy Co.	49,356
638	Duke Energy Corp.	51,641
815	Edison International	51,830
577	Entergy Corp.	48,446
1,247	Exelon Corp.	45,095
1,299	FirstEnergy Corp.	47,914
773	Integrys Energy Group, Inc.	56,329
464	NextEra Energy, Inc.	48,412
1,210	NiSource, Inc.	50,612
996	Northeast Utilities	50,418
1,236	NRG Energy, Inc.	38,626
717	Oneok, Inc.	38,826
1,684	Pepco Holdings, Inc.	46,303
977	PG&E Corp.	49,315
832	Pinnacle West Capital Corp.	52,603
1,347	PPL Corp.	47,858
1,192	Public Service Enterprise Group, Inc.	49,816
896	SCANA Corp.	51,087
445	Sempra Energy	49,730
1,029	Southern Co.	48,829
2,582	TECO Energy, Inc.	51,210
988	Wisconsin Energy Corp.	48,797
1,476	Xcel Energy, Inc.	50,102

		1,503,274

TOTAL COMMON STOCKS (Cost $11,944,705)		13,731,156

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Exchange-Traded Funds – 6.0%
10,100	ProShares UltraPro MidCap400 Fund	$1,361,682

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,223,432)		1,361,682

Cash Equivalents – 32.9%
300	FOLIOfn Investment Cash Account, 0.010% (a)	300

7,400,863	FOLIOfn Investment Sweep Account, 0.010% (a)	7,400,863

TOTAL CASH EQUIVALENTS (Cost $7,401,163)		7,401,163

TOTAL INVESTMENTS (Cost $20,569,300) – 99.9%		22,494,001

Other Assets in Excess of Liabilities – 0.1%		27,941

NET ASSETS – 100.0%		$22,521,942

(a)	Rate disclosed is the seven day yield as of November 30, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments

November 30, 2014

(Unaudited)

Shares		Fair Value
Common Stocks – 66.8%

Consumer Discretionary – 7.4%
373	Aaron’s, Inc.	$10,589
100	Advance Auto Parts, Inc.	14,673
3,646	Aeropostale, Inc. *	12,689
211	AMC Networks, Inc., Class A *	13,663
1,131	American Eagle Outfitters, Inc.	15,945
310	ANN, Inc. *	11,379
430	Apollo Group, Inc., Class A *	13,425
740	Ascena Retail Group, Inc. *	9,904
606	Barnes & Noble, Inc. *	14,163
288	Big Lots, Inc.	14,615
260	Bob Evans Farms, Inc.	14,116
256	Brinker International, Inc.	14,398
209	Cabela’s, Inc., Class A *	11,339
183	Carter’s, Inc.	15,238
282	Cheesecake Factory, Inc./The	13,660
772	Chico’s FAS, Inc.	12,255
397	Cinemark Holdings, Inc.	14,410
374	CST Brands, Inc.	16,344
159	Deckers Outdoor Corp. *	15,348
293	DeVry Education Group, Inc.	14,315
290	Dick’s Sporting Goods, Inc.	14,681
3	Dillard’s, Inc., Class A	354
186	Domino’s Pizza, Inc.	17,469
518	DreamWorks Animation SKG, Inc., Class A *	12,350
264	Foot Locker, Inc.	15,109
449	Gentex Corp.	15,956
491	Guess?, Inc.	11,136
148	Hanesbrands, Inc.	17,081
228	HSN, Inc.	16,631
402	International Speedway Corp., Class A	12,587
321	Jarden Corp. *	14,179
190	John Wiley & Sons, Inc., Class A	11,321
754	KB Home	13,249
270	Life Time Fitness, Inc. *	14,962

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Consumer Discretionary – (continued)
491	LKQ Corp. *	$14,250
318	Matthews International Corp., Class A	14,649
455	MDC Holdings, Inc.	11,980
296	Meredith Corp.	15,603
98	Mohawk Industries, Inc. *	15,040
840	New York Times Co./The, Class A	10,662
11	NVR, Inc. *	14,347
2,230	Office Depot, Inc. *	14,786
86	Panera Bread Co., Class A *	14,424
99	Polaris Industries, Inc.	15,532
925	Regis Corp. *	15,291
453	Rent-A-Center, Inc.	15,638
391	Scholastic Corp.	13,891
1,157	Scientific Games Corp., Class A *	17,519
640	Service Corporation International	14,456
117	Signet Jewelers Ltd.	15,376
315	Sotheby’s	12,742
233	Strayer Education, Inc. *	17,640
224	Tempur Sealy International, Inc. *	12,792
223	Thor Industries, Inc.	13,114
359	Toll Brothers, Inc. *	12,574
200	Tractor Supply Co.	15,393
159	Tupperware Brands Corp.	10,669
219	Under Armour, Inc., Class A *	15,907
36	Vectrus, Inc. *	1,004
1,526	Wendy’s Co./The	13,309
171	Williams-Sonoma, Inc.	12,731

		830,852

Consumer Staples – 7.7%
925	Church & Dwight Co., Inc.	70,953
3,617	Dean Foods Co.	61,675
538	Energizer Holdings, Inc.	69,948
3,143	Flowers Foods, Inc.	61,292
850	Ingredion, Inc.	70,753
517	Keurig Green Mountain, Inc.	73,469

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Consumer Staples – (continued)
691	Lancaster Colony Corp.	$64,917
1,254	Post Holdings, Inc. *	50,141
8,202	SUPERVALU, Inc. *	76,767
2,258	Tootsie Roll Industries, Inc.	65,802
995	United Natural Foods, Inc. *	74,783
1,160	Universal Corp.	46,408
1,907	WhiteWave Food Co., Class A *	69,864

		856,772

Energy – 6.4%
14,588	Alpha Natural Resources, Inc. *	30,343
14,609	Arch Coal, Inc.	32,432
1,017	Atwood Oceanics, Inc. *	32,644
1,915	Bill Barrett Corp. *	19,402
393	CARBO Ceramics, Inc.	14,932
383	Cimarex Energy Co.	40,215
849	Dresser-Rand Group, Inc. *	68,865
504	Dril-Quip, Inc. *	40,198
592	Energen Corp.	35,378
2,101	Helix Energy Solutions Group, Inc. *	48,057
1,139	HollyFrontier Corp.	46,504
710	Oceaneering International, Inc.	44,551
833	Oil States International, Inc. *	41,534
1,558	Patterson-UTI Energy, Inc.	27,568
1,006	Rosetta Resources, Inc. *	29,594
647	SM Energy Co.	28,105
1,494	Superior Energy Services, Inc.	28,843
979	Tidewater, Inc.	30,247
794	Unit Corp. *	30,345
1,121	World Fuel Services Corp.	50,777

		720,534

Financials – 6.0%
57	Affiliated Managers Group, Inc. *	11,509
140	Alexander & Baldwin, Inc.	5,347
26	Alleghany Corp. *	12,002

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Financials – (continued)
194	American Financial Group, Inc.	$11,686
1,414	Apollo Investment Corp.	11,655
252	Arthur J Gallagher & Co.	12,079
250	Aspen Insurance Holdings Ltd.	11,054
640	Associated Banc-Corp.	11,827
849	Astoria Financial Corp.	11,228
468	BancorpSouth, Inc.	10,240
198	Bank of Hawaii Corp.	11,412
372	Brown & Brown, Inc.	11,969
440	Cathay General Bancorp	11,175
224	CBOE Holdings, Inc.	13,447
153	City National Corp.	11,772
264	Commerce Bancshares, Inc.	11,285
146	Cullen/Frost Bankers, Inc.	10,897
327	East West Bancorp, Inc.	12,041
313	Eaton Vance Corp.	13,100
36	Everest Re Group Ltd.	6,318
387	Federated Investors, Inc., Class B	12,158
711	Fidelity National Financial, Inc., Class A	23,022
240	Fidelity National Financial, Inc. *	3,422
403	First American Financial Corp.	12,913
959	First Horizon National Corp.	12,236
1,325	First Niagara Financial Group, Inc.	10,822
587	FirstMerit Corp.	10,501
928	Fulton Financial Corp.	11,079
243	Greenhill & Co., Inc.	10,775
327	Hancock Holding Co.	10,688
183	Hanover Insurance Group, Inc.	13,009
242	HCC Insurance Holdings, Inc.	12,825
439	International Bancshares Corp.	11,204
957	Janus Capital Group, Inc.	15,045
92	Jones Lang LaSalle, Inc.	13,433
315	Kemper Corp.	11,093
248	Mercury General Corp.	13,678
253	MSCI, Inc., Class A	12,217
739	New York Community Bancorp, Inc.	11,738

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Financials – (continued)
680	Old Republic International Corp.	$10,292
243	Primerica, Inc.	12,748
186	Prosperity Bancshares, Inc.	10,467
164	Protective Life Corp.	11,460
228	Raymond James Financial, Inc.	12,817
145	Reinsurance Group of America, Inc.	12,463
354	SEI Investments Co.	14,038
94	Signature Bank *	11,365
178	StanCorp Financial Group, Inc.	11,794
97	SVB Financial Group *	10,168
466	Synovus Financial Corp.	12,039
701	TCF Financial Corp.	10,886
472	Trustmark Corp.	11,022
1,161	Valley National Bancorp	11,305
251	W.R. Berkley Corp.	13,089
190	Waddell & Reed Financial, Inc., Class A	9,127
507	Washington Federal, Inc.	10,961
373	Webster Financial Corp.	11,743
207	Westamerica Bancorp	10,059

		671,744

Health Care – 7.7%
1,590	Allscripts Healthcare Solutions, Inc. *	19,112
202	Bio-Rad Laboratories, Inc., Class A *	24,006
274	Bio-Techne Corp.	25,084
456	Charles River Laboratories International, Inc. *	29,532
562	Community Health Systems, Inc. *	26,446
182	Cooper Cos., Inc./The	30,734
281	Covance, Inc. *	28,860
358	Endo International PLC *	26,186
616	Health Net, Inc. *	31,629
207	Henry Schein, Inc. *	28,335
613	Hill-Rom Holdings, Inc.	28,067
1,271	HMS Holdings Corp. *	26,523
970	Hologic, Inc. *	25,994
185	IDEXX Laboratories, Inc. *	27,671

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Health Care – (continued)
378	LifePoint Hospitals, Inc. *	$26,182
321	Mallinckrodt PLC *	29,637
1,045	Masimo Corp. *	27,425
415	Mednax, Inc. *	27,164
99	Mettler-Toledo International, Inc. *	29,025
368	Omnicare, Inc.	25,878
714	Owens & Minor, Inc.	24,437
463	ResMed, Inc.	24,617
214	Salix Pharmaceuticals Ltd. *	21,935
473	STERIS Corp.	30,146
235	Teleflex, Inc.	27,988
724	Thoratec Corp. *	22,570
282	United Therapeutics Corp. *	37,396
269	Universal Health Services, Inc., Class B	28,115
690	VCA, Inc. *	32,640
387	Vertex Pharmaceuticals, Inc. *	45,667
325	WellCare Health Plans, Inc. *	23,954

		862,955

Industrials – 7.4%
103	Acuity Brands, Inc.	14,287
540	AECOM Technology Corp. *	17,272
246	AGCO Corp.	10,360
288	Alaska Air Group, Inc.	16,978
100	Alliant Techsystems, Inc.	11,365
255	AMETEK, Inc.	12,998
143	B/E Aerospace, Inc. *	11,135
499	Brink’s Co./The	10,821
157	Carlisle Cos., Inc.	13,995
233	CLARCOR, Inc.	15,373
219	Clean Harbors, Inc. *	10,216
280	Con-way, Inc.	13,847
374	Copart, Inc. *	13,576
202	Corporate Executive Board Co./The	14,770
186	Crane Co.	10,966
238	Deluxe Corp.	13,924

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Industrials – (continued)
325	Donaldson Co., Inc.	$12,664
115	Esterline Technologies Corp. *	13,690
801	Exelis, Inc.	14,376
353	Fortune Brands Home & Security, Inc.	15,874
371	FTI Consulting, Inc. *	14,372
210	GATX Corp.	13,027
550	General Cable Corp.	7,566
131	Genesee & Wyoming, Inc., Class A *	12,931
180	Graco, Inc.	14,402
387	Granite Construction, Inc.	13,878
516	Harsco Corp.	9,982
437	Herman Miller, Inc.	13,273
358	HNI Corp.	16,793
110	Hubbell, Inc., Class B	11,763
139	Huntington Ingalls Industries, Inc.	15,101
172	IDEX Corp.	13,214
293	ITT Corp.	12,145
177	JB Hunt Transport Services, Inc.	14,585
513	KBR, Inc.	8,641
285	Kennametal, Inc.	10,481
117	Kirby Corp. *	11,280
211	Landstar System, Inc.	16,973
154	Lennox International, Inc.	14,404
191	Lincoln Electric Holdings, Inc.	13,755
162	ManpowerGroup	10,809
555	Matson, Inc.	19,538
241	MSA Safety, Inc.	13,215
144	MSC Industrial Direct Co., Inc., Class A	11,172
165	Nordson Corp.	12,909
250	Oshkosh Corp.	11,345
839	R.R. Donnelley & Sons Co.	14,132
173	Regal-Beloit Corp.	12,506
443	Rollins, Inc.	14,398
126	SPX Corp.	11,289
353	Terex Corp.	10,127
203	Timken Co.	8,666

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Industrials – (continued)
126	Towers Watson & Co., Class A	$14,214
324	Trinity Industries, Inc.	10,388
191	Triumph Group, Inc.	12,975
131	United Rentals, Inc. *	14,855
1,410	UTi Worldwide, Inc. *	16,634
85	Valmont Industries, Inc.	11,454
166	Wabtec Corp.	14,661
321	Waste Connections, Inc.	15,154
135	Watsco, Inc.	13,740
514	Werner Enterprises, Inc.	15,949
281	Woodward, Inc.	14,505

		831,688

Information Technology – 7.4%
234	3D Systems Corp. *	8,256
644	ACI Worldwide, Inc. *	12,526
555	Acxiom Corp. *	10,557
547	ADTRAN, Inc.	11,435
376	Advent Software, Inc.	11,867
44	Alliance Data Systems Corp. *	12,720
157	ANSYS, Inc. *	13,121
329	AOL, Inc. *	15,176
197	Arrow Electronics, Inc. *	11,539
1,249	Atmel Corp. *	9,877
272	Avnet, Inc.	11,927
299	Broadridge Financial Solutions, Inc.	13,526
707	Cadence Design Systems, Inc. *	13,345
536	Ciena Corp. *	8,864
244	CommVault Systems, Inc. *	11,528
1,213	Compuware Corp.	12,515
128	Concur Technologies, Inc. *	16,492
568	Convergys Corp.	11,842
489	Conversant, Inc. *	17,113
400	CoreLogic, Inc. *	13,295
100	Covisint Corp. *	230
238	Cree, Inc. *	8,654

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Information Technology – (continued)
1,106	Cypress Semiconductor Corp.	$11,719
312	Diebold, Inc.	11,279
131	DST Systems, Inc.	13,034
62	Equinix, Inc.	14,077
104	Factset Research Systems, Inc.	14,220
200	Fair Isaac Corp.	14,373
747	Fairchild Semiconductor International, Inc. *	12,053
171	Gartner, Inc. *	14,629
172	Global Payments, Inc.	14,814
328	Informatica Corp. *	11,915
431	Ingram Micro, Inc., Class A *	11,813
834	Integrated Device Technology, Inc. *	15,556
258	InterDigital, Inc.	12,878
421	International Rectifier Corp. *	16,788
803	Intersil Corp., Class A	10,531
296	Itron, Inc. *	11,962
203	Jack Henry & Associates, Inc.	12,475
266	Lexmark International, Inc., Class A	11,414
418	ManTech International Corp., Class A	12,588
567	Mentor Graphics Corp.	12,600
1,931	Monster Worldwide, Inc. *	8,400
381	National Instruments Corp.	12,262
361	NCR Corp. *	10,708
495	NeuStar, Inc., Class A *	13,477
258	Plantronics, Inc.	13,479
950	Polycom, Inc. *	12,513
321	PTC, Inc. *	12,560
325	Rackspace Hosting, Inc. *	14,932
1,212	RF Micro Devices, Inc. *	17,713
588	Riverbed Technology, Inc. *	12,161
497	Rovi Corp. *	11,063
442	Semtech Corp. *	11,264
248	Silicon Laboratories, Inc. *	11,234
254	Skyworks Solutions, Inc.	17,129
295	SolarWinds, Inc. *	15,337
184	Solera Holdings, Inc.	9,678

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Information Technology – (continued)
544	SunEdison, Inc. *	$11,787
307	Synopsys, Inc. *	13,326
194	Tech Data Corp. *	12,067
571	TIBCO Software, Inc. *	13,710
312	Trimble Navigation Ltd. *	8,765
330	VeriFone Systems, Inc. *	11,774
787	Vishay Intertechnology, Inc.	10,920
116	WEX, Inc. *	13,075
153	Zebra Technologies Corp., Class A *	11,209

		827,666

Materials – 7.4%
412	Albemarle Corp.	24,308
443	AptarGroup, Inc.	28,932
275	Ashland, Inc.	31,318
485	Cabot Corp.	20,906
464	Carpenter Technology Corp.	23,416
1,619	Commercial Metals Co.	26,448
312	Compass Minerals International, Inc.	27,153
580	Cytec Industries, Inc.	27,904
681	Domtar Corp.	27,710
309	Eagle Materials, Inc.	25,419
548	Greif, Inc., Class A	24,030
1,644	Intrepid Potash, Inc. *	23,454
1,981	Louisiana-Pacific Corp. *	30,191
222	Martin Marietta Materials, Inc.	26,634
464	Minerals Technologies, Inc.	34,471
77	NewMarket Corp.	30,130
1,062	Olin Corp.	26,719
422	Packaging Corp. of America	31,362
40	Rayonier Advanced Materials, Inc.	979
403	Reliance Steel & Aluminum Co.	25,775
567	Rock-Tenn Co., Class A	32,201
422	Royal Gold, Inc.	26,867
655	RPM International, Inc.	31,240
527	Scotts Miracle-Gro Co./The, Class A	32,157

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Materials – (continued)
545	Sensient Technologies Corp.	$32,125
596	Silgan Holdings, Inc.	30,098
681	Sonoco Products Co.	28,636
1,640	Steel Dynamics, Inc.	36,955
102	TimkenSteel Corp.	3,635
384	Valspar Corp.	32,183
701	Worthington Industries, Inc.	26,447

		829,803

Real Estate Investment Trusts – 1.8%
75	Alexandria Real Estate Equities, Inc.	6,467
153	American Campus Communities, Inc.	6,113
265	BioMed Realty Trust, Inc.	5,677
84	Camden Property Trust	6,410
205	Corporate Office Properties Trust	5,755
359	Corrections Corp. of America	13,014
327	Duke Realty Corp.	6,360
247	Equity One, Inc.	5,994
64	Essex Property Trust, Inc.	13,045
109	Extra Space Storage, Inc.	6,485
48	Federal Realty Investment Trust	6,428
138	Highwoods Properties, Inc.	5,953
97	Home Properties, Inc.	6,354
209	Hospitality Properties Trust	6,393
94	Kilroy Realty Corp.	6,438
262	Lamar Advertising Co., Class A	13,963
156	Liberty Property Trust *	5,534
262	Mack-Cali Realty Corp.	5,042
159	National Retail Properties, Inc.	6,145
167	Omega Healthcare Investors, Inc.	6,371
144	Potlatch Corp.	5,981
126	Rayonier, Inc.	3,426
134	Realty Income Corp.	6,244
105	Regency Centers Corp.	6,442
258	Senior Housing Properties Trust	5,802
52	SL Green Realty Corp.	6,075

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Real Estate Investment Trusts – (continued)
155	Taubman Centers, Inc.	$12,316
211	UDR, Inc.	6,506
181	Weingarten Realty Investors	6,591

		203,324

Telecommunication Services – 0.1%
101	Level 3 Communications, Inc. *	5,038
228	Telephone & Data Systems, Inc.	5,816

		10,854

Utilities – 7.5%
826	Alliant Energy Corp.	51,937
1,880	Aqua America, Inc.	49,969
927	Atmos Energy Corp.	49,805
801	Black Hills Corp.	43,259
927	Cleco Corp.	49,795
1,888	Great Plains Energy, Inc.	49,402
1,985	Hawaiian Electric Industries, Inc.	55,955
859	IDACORP, Inc.	53,332
1,430	MDU Resources Group, Inc.	35,069
632	National Fuel Gas Co.	43,745
1,309	OGE Energy Corp.	46,726
3	ONE Gas, Inc.	97
10	Oneok, Inc.	542
1,690	PNM Resources, Inc.	48,928
2,024	Questar Corp.	48,560
1,483	UGI Corp.	55,934
1,179	Vectren Corp.	52,104
1,322	Westar Energy, Inc.	51,691
1,146	WGL Holdings, Inc.	56,013

		842,863

TOTAL COMMON STOCKS (Cost $6,717,725)		7,489,055

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2014

(Unaudited)

Shares		Fair Value
Cash Equivalents – 35.5%
3,973,838	FOLIOfn Investment Sweep Account, 0.010% (a)	$3,973,838

TOTAL CASH EQUIVALENTS (Cost $3,973,838)		3,973,838

TOTAL INVESTMENTS (Cost $10,691,563) – 102.3%		11,462,893

Liabilities in Excess of Other Assets – (2.3)%		(253,860)

NET ASSETS – 100.0%		$11,209,033

(a)	Rate disclosed is the seven day yield as of November 30, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Assets and Liabilities

November 30, 2014

(Unaudited)

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Assets:
Investments in securities
At cost	$20,569,300	$10,691,563

At fair value	$22,494,001	$11,462,893
Cash	2,873	—
Receivable for investments sold	—	3,188,558
Receivable for fund shares sold	794	822
Dividends receivable	32,498	19,163
Tax reclaims receivable	548	—
Prepaid expenses	9,715	8,888

Total assets	22,540,429	14,680,324

Liabilities:
Due to custodian	—	3,452,370
Payable to Adviser	—	2,490
Payable for investments purchased	1,050	1,086
Payable to administrator, fund accountant and transfer agent	8,458	8,041
Payable to custodian	2,215	1,738
Administrative servicing fees – Institutional Class	622	955
Other accrued expenses	6,142	4,611

Total Liabilities	18,487	3,471,291

Net Assets	$22,521,942	$11,209,033

Net Assets consist of :
Paid in capital	$11,446,758	$6,082,491
Accumulated net investment income (loss)	189,065	(17,072)
Accumulated net realized gain from investment transactions	8,961,418	4,372,284
Net unrealized appreciation on investments	1,924,701	771,330

Net Assets	$22,521,942	$11,209,033

Institutional Class:
Shares Outstanding (unlimited number of shares authorized, no par value)	1,153,086	640,287

Net Asset Value, Offering and Redemption Per Share:	$19.53	$17.51

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Operations

For the six months ended November 30, 2014

(Unaudited)

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Investment Income
Dividend income (net of foreign taxes withheld of $— and $7)	$208,009	$146,006
Interest income	60	66

Total investment income	208,069	146,072

Expenses
Investment Adviser	54,908	53,740
Administrative servicing – Institutional Class	11,627	7,632
Administration	18,801	18,801
Fund accounting	12,534	12,534
Transfer agent	17,095	16,712
Custodian	6,132	5,846
Legal	10,753	10,752
Registration	8,075	7,064
Audit	12,779	12,779
Pricing	6,317	5,036
Trustee	2,206	2,201
Miscellaneous	9,018	9,544

Total Expenses	170,245	162,641

Recoupment of prior expenses waived/reimbursed by Adviser	—	41,115
Fees contractually waived by Adviser	(54,908)	(53,740)

Net operating expenses	115,337	150,016

Net investment income (loss)	92,732	(3,944)

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	2,156,598	3,677,225
Net change in unrealized appreciation/depreciation of investment securities	(1,305,224)	(3,115,716)

Net realized and unrealized gain on investments	851,374	561,509

Net increase in net assets resulting from operations	$944,106	$557,565

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Changes in Net Assets

	Cloud Capital Strategic Large Cap Fund		Cloud Capital Strategic Mid Cap Fund
	Six Months Ended November 30, 2014	Year Ended May 31, 2014	Six Months Ended November 30, 2014	Year Ended May 31, 2014
Increase (Decrease) in Net Assets due to:	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$92,732	$224,083	$(3,944)	$3,868
Net realized gain on investment transactions	2,156,598	10,781,671	3,677,225	4,137,279
Net change in unrealized appreciation/depreciation of investments	(1,305,224)	(3,658,396)	(3,115,716)	(345,846)

Net increase in net assets resulting from operations	944,106	7,347,358	557,565	3,795,301

Distributions:
From net investment income:
Institutional Class	—	(196,571)	—	(20,150)
From net realized gain:
Institutional Class	—	(4,113,598)	—	(2,918,858)

Total distributions	—	(4,310,169)	—	(2,939,008)

Capital Transactions – Institutional Class:
Proceeds from shares sold	5,544,480	4,351,185	5,885,036	3,135,630
Reinvestment of distributions	—	2,286,184	—	1,078,540
Amount paid for shares redeemed	(8,354,788)	(32,032,685)	(18,321,943)	(8,526,690)

Net change resulting from capital transactions	(2,810,308)	(25,395,316)	(12,436,907)	(4,312,520)

Total Decrease in Net Assets	(1,866,202)	(22,358,127)	(11,879,342)	(3,456,227)

Net Assets:
Beginning of period	24,388,144	46,746,271	23,088,375	26,544,602

End of period	$22,521,942	$24,388,144	$11,209,033	$23,088,375

Accumulated net investment income (loss)	$189,065	$96,333	$(17,072)	$(13,128)

Share Transactions – Institutional Class:
Shares sold	284,004	248,756	358,227	187,815
Shares issued in reinvestment of distributions	—	135,598	—	67,493
Shares redeemed	(445,695)	(1,819,777)	(1,065,003)	(504,017)

Total Institutional Class	(161,691)	(1,435,423)	(706,776)	(248,709)

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Financial Highlights

(For a share outstanding during each period)

	For the six months ended November 30, 2014		For the year ended May 31, 2014	For the year ended May 31, 2013	For the period ended May 31, 2012 (a)
Institutional Class:	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$18.55		$17.00	$14.46	$15.00

Income from investment operations:
Net investment income	0.09		0.13	0.13	0.07
Net realized and unrealized gain (loss) on investments	0.89		3.22	3.54	(0.54)

Total from investment operations	0.98		3.35	3.67	(0.47)

Less distributions to shareholders:
From net investment income	—		(0.08)	(0.14)	(0.04)
From net realized gains	—		(1.72)	(0.99)	(0.03)

Total distributions	—		(1.80)	(1.13)	(0.07)

Net asset value, end of period	$19.53		$18.55	$17.00	$14.46

Total Return (b)	5.28	% (c)	20.81%	26.51%	(3.12	)% (c)

Ratios and Supplemental Data:
Net assets, end of period (000)	$22,522		$24,388	$46,746	$38,550
Ratio of expenses to average net assets	1.05	% (d)	1.23%	1.40%	1.40	% (d)
Ratio of expenses to average net assets before waiver and recoupment	1.55	% (d)	1.15%	1.27%	1.90	% (d)
Ratio of net investment income to average net assets	0.84	% (d)	0.57%	0.78%	0.53	% (d)
Ratio of net investment income to average net assets before waiver and recoupment	0.34	% (d)	0.65%	0.91%	0.03	% (d)
Portfolio turnover rate	42.41	% (c)	90.14%	72.66%	163.38	% (c)

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Financial Highlights

(For a share outstanding during each period)

	For the six months ended November 30, 2014		For the year ended May 31, 2014	For the year ended May 31, 2013	For the period ended May 31, 2012 (a)
Institutional Class:	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$17.14		$16.63	$13.95	$15.00

Income from investment operations:
Net investment income (loss)	(0.02)		— (b)	0.06	—	(b)
Net realized and unrealized gain (loss) on investments	0.39		2.61	3.50	(0.92)

Total from investment operations	0.37		2.61	3.56	(0.92)

Less distributions to shareholders:
From net investment income	—		(0.01)	(0.08)	(0.01)
From net realized gains	—		(2.09)	(0.80)	(0.12)

Total distributions	—		(2.10)	(0.88)	(0.13)

Net asset value, end of period	$17.51		$17.14	$16.63	$13.95

Total Return (c)	2.16	% (d)	16.66%	26.46%	(6.13	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$11,209		$23,088	$26,545	$20,518
Ratio of expenses to average net assets	1.40	% (e)	1.40%	1.40%	1.40	% (e)
Ratio of expenses to average net assets before waiver and recoupment	1.52	% (e)	1.38%	1.60%	2.18	% (e)
Ratio of net investment income (loss) to average net assets	(0.04	)% (e)	0.02%	0.38%	—	% (e)
Ratio of net investment income (loss) to average net assets before waiver and recoupment	(0.16	)% (e)	0.04%	0.18%	(0.78	)% (e)
Portfolio turnover rate	53.78	% (d)	55.27%	85.71%	178.49	% (d)

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized
(e)	Annualized

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Notes to the Financial Statements

November 30, 2014

(Unaudited)

NOTE 1. ORGANIZATION

The Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) and the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are two of a series of funds authorized by the Board of Trustees (the “Board”). The Funds each offer two share classes, Class A Shares and Institutional Class Shares. The Funds’ Class A Shares have not yet commenced operations. The Funds’ Institutional Class Shares commenced operations on June 29, 2011. The Funds’ investment adviser is Cloud Capital LLC (the “Adviser”). The investment objective of the Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons. The investment objective of the Mid Cap Fund is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

Each Fund’s prospectus provides a description of the investment objective, policies and strategies, along with information on the classes of shares currently being offered.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of, and during the period ended November 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. federal tax authorities for the last three year ends and the interim tax period since then.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

Equity securities, including common stock and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s good faith pricing guidelines, each Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2014.

	Valuation Inputs
Large Cap Fund	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks *	$13,731,156	$—	$—	$13,731,156
Exchange-Trade Funds	1,361,682	—	—	1,361,682
Cash Equivalents	7,401,163	—	—	7,401,163
Total	22,494,001	—	—	22,494,001
Mid Cap Fund
Common Stocks *	7,489,055	—	—	7,489,055
Cash Equivalents	3,973,838	—	—	3,973,838
Total	11,462,893	—	—	11,462,893

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of November 30, 2014 and the previous reporting period end.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Funds (the “Agreement”), the Adviser manages each Fund’s investments subject to oversight of the Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. For the period ended

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS - (continued)

November 30, 2014, the Adviser earned fees of $54,908 from the Large Cap Fund and $53,740 from the Mid Cap Fund before the waivers and recoupment described below. At November 30, 2014, the Mid Cap Fund owed the Adviser $2,490 for the excess of management fees earned over expenses waived and recouped during the period.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that each Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 1.40% of the net assets of each Fund. On February 1, 2014, the agreement was amended and the Adviser contractually agreed to waive, in their entirety, its advisory fees effective February 1, 2014 through September 30, 2015 for each Fund. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. The Adviser shall not be entitled to reimbursement for any advisory fees waived for the Funds for the period February 1, 2014 through September 30, 2015. Other than advisory fees waived from February 1, 2014 through September 30, 2015, each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. For the period ended November 30, 2014, the Adviser waived fees of $54,908 from the Large Cap Fund and $53,740 from the Mid Cap Fund. These amounts are not subject to potential recoupment by the Adviser. For the period ended November 30, 2014, the Adviser recouped fees waived prior to February 1, 2014 of $41,115 from the Mid Cap Fund.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Fund	Amount	Recoverable through May 31,
Mid Cap Fund	$57,357	2015
	46,393	2016

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage each Fund’s business affairs and provide each Fund with administrative and Chief Compliance

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS - (continued)

services, including all regulatory reporting and necessary office equipment and personnel. For the period ended November 30, 2014, HASI earned fees of $18,801 for the Large Cap Fund and $18,801 for the Mid Cap Fund. At November 30, 2014, HASI was owed $3,176 from the Large Cap Fund and $3,176 from the Mid Cap Fund for administrative services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended November 30, 2014, HASI earned fees of $17,095 for the Large Cap Fund and $16,712 for the Mid Cap Fund for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services. At November 30, 2014, HASI was owed $3,165 from the Large Cap Fund and $2,748 from the Mid Cap Fund for transfer agent services and out-of-pocket expenses.

For the period ended November 30, 2014, HASI earned fees of $12,534 from the Large Cap Fund and $12,534 from the Mid Cap Fund for fund accounting services. At November 30, 2014, HASI was owed $2,117 from the Large Cap Fund and $2,117 from the Mid Cap Fund for fund accounting services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee up to 0.40% of the average daily net assets of the Class A Shares of each Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS - (continued)

investment objectives and to realize economies of scale. There were no 12b-1 fees for the period ended November 30, 2014, as the Class A Shares of each Fund have yet to commence operations.

The Funds may pay certain financial intermediaries that provide certain administrative services to shareholders who invest in the Institutional Class shares of the Funds, including record keeping and sub-accounting shareholder accounts. Each Fund is authorized to pay up to 0.25% of the average daily net assets of each Fund’s Institutional Class shares. The payments may also be made to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing. The types of payments under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking or other recordkeeping fees, or one-time payments for ancillary services such as setting up the Funds on a financial intermediary’s trading systems. For the period ended November 30, 2014, the Large Cap Fund and Mid Cap Fund incurred administrative servicing fees of $11,627 and $7,632, respectively. At November 30, 2014, the Large Cap Fund and Mid Cap Fund owed $622 and $955 in administrative servicing fees, respectively.

The Distributor acts as the principal distributor of the Funds’ shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. For the period ended November 30, 2014, there were no sales charges or CDSC fees deducted from the proceeds of sales, and redemption of capital shares, as the Funds’ Class A shares have not yet commenced.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Fund	Purchases	Sales
Large Cap Fund	$8,731,669	$18,308,673
Mid Cap Fund	10,074,853	25,736,268

There were no purchases or sales of long-term U.S. Government obligations during the period.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At November 30, 2014, FOLIOfn Investments, Inc. (“FOLIOfn”) and TD Ameritrade Trust Company (“TD Ameritrade”) owned, as record shareholder, 47% and 48%, respectively, of the outstanding shares of the Large Cap Fund. At November 30, 2014, TD Ameritrade owned, as record shareholder, 67% of the outstanding shares of the Mid Cap Fund. It is not known whether FOLIOfn, or TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. As a result, FOLIOfn and TD Ameritrade may be deemed to control the Funds.

NOTE 8. FEDERAL TAX INFORMATION

At November 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$20,800,487	$2,376,575	$(683,061)	$1,693,514
Mid Cap Fund	11,463,457	1,092,479	(1,093,043)	(564)

The difference between book basis and tax basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses on wash sales of $231,187 for the Large Cap Fund and $771,894 for the Mid Cap Fund.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 8. FEDERAL TAX INFORMATION - (continued)

The tax characterization of distributions paid for the fiscal year ended May 31, 2014 was as follows:

Fund	Ordinary Income*	Long-Term Capital Gain	Total Distributions
Large Cap Fund	$370,177	$3,939,992	$4,310,169
Mid Cap Fund	241,270	2,697,738	2,939,008

*	Short-term capital gains distributions are treated as ordinary income for tax purposes.

At May 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
Large Cap Fund	$768,373	$6,370,367	$(6,400)	$2,998,738	$10,131,078
Mid Cap Fund	294,714	1,172,238	(13,128)	3,115,152	4,568,976

As of May 31, 2014, the Mid Cap Fund had $6,728 in Qualified Late Year Ordinary Losses.

NOTE 9. COMMITMENTS AND CONTINGENCIES

Each Fund indemnifies its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. A special meeting of the shareholders of the Trust was held on December 19, 2014, for the purpose of electing the Board of Trustees, the results of this meeting can be found in

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 10. SUBSEQUENT EVENTS - (continued)

the Proxy Voting Results Note 11A (below). A special meeting of the shareholders of the Funds was held on January 19, 2015, for the purpose of considering a proposal to merge the Mid Cap Fund into the Large Cap Fund among other matters. The results of this meeting can be found in the Proxy Voting Results Note 11B (below).

NOTE 11. PROXY VOTING RESULTS

A. On December 19, 2014, a special meeting of the shareholders of the Trust was held at the offices of the Trust for the purpose of electing each nominee to the Board of Trustees. Below are the voting results for all funds from the special meeting of the Trust:

To elect each nominee to the Board of Trustees:

	For	Against	Abstain
Ira Cohen	280,591,916	20,930,930	—
Andrea N. Mullins	296,332,857	5,189,989	—
R. Jeffrey Young	280,517,160	21,005,685	—

B. On January 19, 2015, a special meeting of the shareholders of the Large Cap Fund was held at the offices of the Trust for the purpose of:

1.	To approve the ability of Cloud Capital, LLC, the investment adviser to the Large Cap Fund, to seek reimbursement of fees waived for, and/or expenses reimbursed to the Mid Cap Fund from the Large Cap Fund following the reorganization of the Mid Cap Fund into the Large Cap Fund.

Below are the voting results from the special meeting:

For	Against	Abstain
900,726	0	0

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2014

(Unaudited)

NOTE 11. PROXY VOTING RESULTS - (continued)

On January 19, 2015, a special meeting of the shareholders of the Mid Cap Fund was held at the offices of the Trust for the purpose of:

1.	To approve an Agreement and Plan of Reorganization by and between the Mid Cap Fund and the Large Cap Fund, providing for the reorganization of the Mid Cap Fund with and into the Large Cap Fund (the “Reorganization”);

Below are the voting results from the special meeting:

For	Against	Abstain
373,633	0	0

2.	To approve the ability of Cloud Capital, LLC, the investment adviser to each Fund, to seek reimbursement of fees waived for, and/or expenses reimbursed to, the Mid Cap Fund from the Large Cap Fund following the Reorganization.

Below are the voting results from the special meeting:

For	Against	Abstain
373,633	0	0

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 670-2227 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (877) 670-2227 and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISER

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, OK 74135

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

FOLIOfn Investments, Inc.

8180 Greensboro Drive

8th Floor

McLean, VA 22102

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

To Shareholders of the LS Opportunity Fund,

Long Short Advisors, LLC (LSA, the “Advisor”) launched the LS Opportunity Fund (LSOFX, the “Fund”) on September 29, 2010 to offer access to Independence Capital Asset Partners’ (ICAP, the “Sub-Advisor”) $700 million long/short equity strategy in a 1940 Act mutual fund structure. While the Fund was established in 2010, the investment team at ICAP has been operating a traditional hedge fund with a similar investment objective since 2004. The Fund aims to identify compelling long and short investment opportunities through a bottom-up stock selection process based on in-depth analysis of business and financial fundamentals. Through extensive research, implementation of risk management, diversification, and limited use of leverage, the Fund strives to do what a successful investment manager should do – preserve capital while delivering above-market returns and managing volatility. For additional information, please visit our website at www.longshortadvisors.com.

Market Review

The six month fiscal period ended November 30, 2014 (the “Period”) concluded with yet another record high close for the S&P 500® Index (“S&P 500”), extending the current bull market to 68 months from the March 9, 2009 fiscal crisis low. Investors are witnessing the sixth year in a row of virtually unabated growth for U.S. stocks, fueled by unprecedented Federal Reserve intervention in the financial markets. Stubbornly low interest rates have continued to encourage risk taking by investors. Together with the broad availability of cheap financing, this has led to further outperformance of stocks with the weakest operating models, providing a headwind for managers shorting such companies for fundamental reasons. As such, the S&P 500 finished the Period with a cumulative total return of 8.6%, while the Fund delivered 3.5% compared to returns in the HFRX Equity Hedge Index of long/short equity hedge funds of just 2.2%.

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Management’s Discussion of Fund Performance

We are pleased with our continued outperformance relative to our peers within the long/short equity category. The Fund’s return of +3.5% for the Period was 225 basis points higher than the Morningstar long/short equity mutual fund category and 125 basis points higher than the HFRX Equity Hedge Index of investable long/short equity hedge funds. On an annualized basis since inception of the Fund on September 29, 2010 and through the end of the Period, the outperformance of the Fund has been 266 basis points and 713 basis points relative to the Morningstar and HFRX indices, respectively. By way of comparison, the long only S&P 500 returned 8.6% for the Period and 17.8% annualized since inception of the Fund.

The Fund had several dominant investment themes over the course of the Period, including Healthcare and Energy. Our investments in the healthcare sector provided the largest upside during the period, aided by Roche’s takeover of InterMune in August. While our energy positions led the portfolio during the first month of the Period (June ’14), those gains were largely surrendered over the ensuing five months as crude oil prices dropped more than 40% when Saudi Arabia abandoned their long-running policy of supporting short-term oil prices with production cuts. Our short positions in offshore drillers and a ceramic sand company were able to overcome the large long position in energy exposed equities, but not enough to keep pace with an otherwise soaring market.

Contributors

The top three contributors to performance during the Period were all healthcare stocks on the long side of the portfolio. Each position in Celgene (CELG), HCA Holdings (HCA) and InterMune (ITMN) contributed more than 100 basis points to the Fund’s 3.5% total return. While the Fund realized profits in ITMN following its acquisition by Roche in August, CELG and HCA remain amongst the top ten positions at the end of the Period.

Detractors

Similar to above, the top three stocks which detracted from performance during the period were all related to a single sector: energy. Neither long positions in Golar LNG (GLNG), Schlumberger (SLB), nor US Silica Holdings (SLCA) were able to counteract a 30%+ drop in oil prices during the period. Of note, these three stocks combined to hurt the Period’s performance by fewer than 70 basis points, and each long position was exited during the Period.

Management Outlook

October never seems to fail to surprise. During the first part of October, the S&P 500 fell nearly 9.5% as market observers pointed to slower growth in the US and China, Europe cascading into a recession and fears of a global outbreak of the Ebola

2

virus. During the second half of October, better economic data, European and Japanese monetary expansion, a better than expected earnings season and the apparent containment of the Ebola virus drove the market all the way back. The volatility was at its height on October 15th. That morning, commodities, currencies and the US Treasury market swung wildly. In fact, during the first 15 minutes of the trading day, the yield of the 10 year US Treasury bond fell 15% and then rose 11%. Crude oil fell another 3%.

During this period of time, we also experienced our share of volatility. Williams Companies (WMB) and HCA Holdings (HCA) are not speculative momentum investments but stable and improving businesses. Yet, during this period, WMB fell from $56 to $46 only to recover to $55 by month-end. HCA fell from $70 to $62 only to recover to $70 by month-end. In both cases, we added to our investments during the height of the market sell-off. In addition, during mid-October, we covered a number of short positions and established a number of new long positions at attractive prices. We maintained our short in IBM. We flattened out our exposure to crude oil related investments and further diversified our portfolio. I believe that many of the positions taken have enhanced the portfolio’s return potential.

Over the course of ten years running ICAP, we and the markets have experienced a number of periods of volatility. Whenever we go through these periods, it is disappointing. However, when we invest, our time horizon is over several years and does not necessarily fit neatly into reporting periods. We believe that, in the end, our decisions will prove fruitful and provide strong returns.

At November 30, 2014, the Fund’s top 10 long positions represented approximately 31.3% of the long book and included American Airlines (AAL), Celgene (CELG), Charter Communications (CHTR), HCA Holdings (HCA), Level 3 Communications (LVLT), Liberty Ventures (LVNTA), Life Time Fitness (LTM), NorthStar Asset Management (NSAM), Time Warner (TWX) and Yahoo! (YHOO). Our long positions remain broadly diversified across nine sectors and thirty one industry groups.

Also at November 30, 2014, the Fund’s short book is populated by shares of forty five individual companies that have business model challenges, excessive valuations, and/or aggressive accounting practices. The short book is similarly diversified across ten sectors and twenty six industry groups.

We appreciate the faith that you place in us and look forward to reporting to you again following our fiscal year end of May 31, 2015.

Sincerely,

Jim Hillary, Chris Hillary

Co-Portfolio Managers, LS Opportunity Fund

3

Few equity managers have survived, let alone thrived, for 10 years at the same fund. We are proud to announce that Jim Hillary and ICAP have recently joined those ranks!

The Long Short Advisors team would like to congratulate our Sub-Advisor, Independence Capital Asset Partners (ICAP), on their 10 year anniversary running the long/short equity investment strategy employed by the LS Opportunity Fund. To put this feat into perspective, consider the following statistics:

•	eVestment notes that just 34.9% of long/short equity hedge funds that report to their database are at least 10 years old

•	According to Hedge Fund Research, there have been 12,696 hedge fund launches and 8,874 liquidations over the past 10 years, for a survival rate of just 30.1%

•	Only 20.3% of distinct U.S. equity mutual funds, as defined by Morningstar, have a 10 year track record with the same portfolio manager

For over a decade ICAP has delivered on their goal of preserving capital while delivering above-market returns and managing volatility. Here is looking to another decade of strong results!

Thank you for choosing the LS Opportunity Fund as a place to invest your assets alongside ours. We appreciate your trust in us to help manage and grow your capital.

Please refer to the Fund’s prospectus for a full description of the investment strategy and for more information about the Fund. You may obtain a current copy of the Fund’s prospectus by calling 1-877-366-6763, or visiting our website at www.longshortadvisors.com and clicking on the ‘Fund Information’ tab.

For additional questions or to discuss this report in more detail, please contact us at 215-399-9409, or via email at info@longshortadvisors.com

“Don’t time the market, invest in it”

The views and opinions expressed in management’s discussion of Fund performance are those of the advisor and sub-advisor as of the end of the period. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but neither the advisor nor the sub-advisor makes any representation

4

or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The S&P 500® Index is a widely recognized, unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. HFRX Equity Hedge Index is compiled by Hedge Fund Research, Inc. It is comprised solely of hedge funds, and is designed to be representative of the overall composition of the hedge fund universe implementing a long/short equity strategy. For inclusion in the HFRX indices a hedge fund must meet the HFRI criteria, but also be open to new transparent investment, have at least $50 million assets under management and have at least a 24 month track record. The Funds’ performance is not intended to reflect the performance of the Index, which is provided for comparison purposes only. The Index is not available for direct investment. Standard Deviation is a measure of the dispersion of a set of data from its mean. Alpha is a measure of performance on a risk adjusted basis. Beta is a measure of the volatility of a portfolio relative to the overall market. Correlation is a statistical measure of how two securities move in relation to each other. Sharpe Ratio uses standard deviation and excess return to determine reward per unit of risk.

5

Investment Results – (Unaudited)

Total Returns*
(For the periods ended November 30, 2014)

			Average Annual Returns
	6 Months	One Year	Three Year	Since Inception (September 30, 2010)
LS Opportunity Fund	3.46%	2.07%	9.87%	7.84%
S&P 500® Index**	8.58%	16.86%	20.93%	17.71%

Total annual operating expenses, as disclosed in the Fund’s supplement to the prospectus dated September 30, 2014, were 2.71% of average daily net assets (2.49% after fee waivers and expense reimbursements by the Adviser.) Long Short Advisors, LLC (the “Adviser”) contractually has agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2015, so that the ratio of total annual operating expenses does not exceed 1.95%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-336-6763.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions, if any.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-336-6763. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

6

Fund Holdings – (Unaudited)

Sector Exposure (11/30/2014)

(Based on Net Assets)

	Long	Short	Gross	Net
Consumer Discretionary	31.25%	-3.52%	34.77%	27.73%
Consumer Staples	2.03%	-0.73%	2.76%	1.30%
Energy	4.67%	-2.33%	7.00%	2.34%
Financials	8.37%	-0.25%	8.62%	8.12%
Health Care	15.65%	-1.35%	17.00%	14.30%
Industrials	5.08%	-2.79%	7.87%	2.29%
Information Technology	8.53%	-1.79%	10.32%	6.74%
Materials	4.00%	-1.32%	5.32%	2.68%
Real Estate Investment Trusts	3.11%	0.00%	3.11%	3.11%
Telecommunication Services	2.62%	-0.90%	3.52%	1.72%
Utilities	0.00%	-0.48%	0.48%	-0.48%
Unclassified	0.00%	-7.58%	7.58%	-7.58%

Total	85.31%	-23.04%	108.35%	62.27%

The LS Opportunity Fund (“Fund”) seeks to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About The Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 1, 2014 to November 30, 2014.

7

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LS Opportunity Fund	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period Ended November 30, 2014*
Actual	$1,000.00	$1,034.60	$12.23
Hypothetical ** (5% return before expenses)	$1,000.00	$1,013.05	$12.10

*	Expenses are equal to the Fund’s annualized expense ratio of 2.40%, multiplied by the average account value over the period, multiplied by 183/365.
**	Assumes a 5% return before expenses.

8

LS Opportunity Fund

Schedule of Investments

November 30, 2014 (Unaudited)

Common Stocks – Long – Domestic – 78.38%	Shares	Fair Value
Consumer Discretionary – 28.41%
Charter Communications, Inc. – Class A*	39,386	$6,683,804
Container Store Group, Inc./The*	80,307	1,749,086
DISH Network Corp. – Class A*	57,023	4,528,196
General Motors Co.	75,332	2,518,349
Jack in the Box, Inc.	11,213	835,368
Liberty Broadband Corp. – Class A*	33,256	1,823,759
Liberty Media Corp. – Class A*	50,315	1,850,083
Liberty Ventures Group – Class A*	130,601	4,785,221
Life Time Fitness, Inc.(a)*	93,449	5,175,206
Madison Square Garden Co./The – Class A*	49,635	3,625,340
Sotheby’s	95,294	3,850,831
Tempur Sealy International, Inc. *	38,467	2,194,542
Time Warner, Inc.(a)	72,757	6,193,076
TripAdvisor, Inc.*	26,388	1,943,476
Vail Resorts, Inc.	21,597	1,892,761
Yum! Brands, Inc.	35,065	2,708,771
Zoe’s Kitchen, Inc.*	11,040	349,195

		52,707,064

Consumer Staples – 2.03%
Diamond Foods, Inc.*	36,226	1,079,173
Whole Foods Market, Inc.	54,773	2,685,520

		3,764,693

Energy – 4.67%
FMSA Holdings, Inc.*	34,591	330,690
Marathon Petroleum Corp.	50,782	4,574,950
Williams Cos., Inc./The(a)	72,694	3,761,914

		8,667,554

Financials – 6.89%
American International Group, Inc.(a)	70,745	3,876,826
CME Group, Inc.(a)	43,923	3,717,643
NorthStar Asset Management Group, Inc.(a)	248,122	5,198,156

		12,792,625

Health Care – 15.65%
Acceleron Pharma, Inc.*	24,440	946,806
Amicus Therapeutics, Inc.*	38,705	306,931

See accompanying notes which are an integral part of these financial statements.

9

LS Opportunity Fund

Schedule of Investments – continued

November 30, 2014 (Unaudited)

Common Stocks – Long – Domestic – 78.38% – continued	Shares	Fair Value
Health Care – 15.65% – continued
Becton, Dickinson and Co.	9,688	$1,359,517
BioDelivery Sciences International, Inc.*	192,960	2,961,936
Celgene Corp.(a)*	58,415	6,641,202
Cerner Corp.(a)*	50,977	3,282,919
HCA Holdings, Inc.(a)*	94,131	6,559,990
Salix Pharmaceuticals Ltd.*	43,413	4,458,081
Zoetis, Inc.	56,140	2,522,370

		29,039,752

Industrials – 4.74%
American Airlines Group, Inc.(a)	128,670	6,244,355
CSX Corp.	70,082	2,557,292

		8,801,647

Information Technology – 6.26%
Equinix, Inc.*	12,648	2,873,246
Micron Technology, Inc.*	83,649	3,007,182
Yahoo!, Inc.*	110,815	5,733,568

		11,613,996

Materials – 4.00%
Crown Holdings, Inc.*	41,149	2,036,875
FMC Corp.	44,008	2,394,035
Vulcan Materials Co.	45,094	2,980,713

		7,411,623

Real Estate Investment Trusts – 3.11%
NorthStar Realty Finance Corp.(a)	207,254	3,786,531
Ryman Hospitality Properties, Inc.	38,246	1,991,852

		5,778,383

Telecommunication Services – 2.62%
Level 3 Communications, Inc.*	97,058	4,852,900

TOTAL COMMON STOCKS – LONG – DOMESTIC (Cost $130,078,210)		145,430,237

See accompanying notes which are an integral part of these financial statements.

10

LS Opportunity Fund

Schedule of Investments – continued

November 30, 2014 (Unaudited)

Common Stocks – Long – International – 6.93%	Shares	Fair Value
Consumer Discretionary – 2.84%
Liberty Global PLC – Class A(a)*	64,154	$3,335,366
Lululemon Athletica, Inc.*	40,098	1,932,323

		5,267,689

Financials – 1.48%
Essent Group Ltd.*	109,018	2,747,254

Industrials – 0.34%
Chicago Bridge & Iron Co. N.V.	12,549	627,826

Information Technology – 2.27%
Baidu, Inc. *	17,227	4,222,510

TOTAL COMMON STOCKS – LONG – INTERNATIONAL (Cost $11,472,486)		12,865,279

TOTAL INVESTMENTS – LONG – 85.31% (Cost $141,550,696)		158,295,516

TOTAL SECURITIES SOLD SHORT – (23.04)% (Proceeds Received $41,782,318)		(42,751,474)

Other Assets in Excess of Liabilities – 37.73%		70,014,547

TOTAL NET ASSETS – 100.00%		$185,558,589

(a)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on November 30, 2014 was $51,189,045.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

11

LS Opportunity Fund

Schedule of Securities Sold Short

November 30, 2014 (Unaudited)

Common Stocks – Short – Domestic – (13.89)%	Shares	Fair Value
Consumer Discretionary – (3.41)%
Amazon.com, Inc.*	(1,638)	$(554,692)
Comcast Corp. – Class A	(17,699)	(1,009,551)
Kohl’s Corp.	(14,759)	(879,932)
Macy’s, Inc.	(3,462)	(224,718)
Mattel, Inc.	(26,101)	(823,487)
McDonalds Corp.	(4,341)	(420,252)
Panera Bread Co. – Class A*	(5,042)	(844,031)
Starbucks Corp.	(19,425)	(1,577,505)

		(6,334,168)

Consumer Staples – (0.73)%
Post Holdings, Inc.*	(34,030)	(1,361,200)

Energy – (2.33)%
CARBO Ceramics, Inc.	(7,681)	(292,185)
Cheniere Energy, Inc.*	(4,760)	(314,112)
Chevron Corp.	(11,282)	(1,228,271)
Diamond Offshore Drilling, Inc.	(11,362)	(333,702)
Enterprise Products Partners LP	(14,168)	(529,033)
EOG Resources, Inc.	(11,776)	(1,021,215)
Kinder Morgan, Inc.*	(11,269)	(465,973)
Rice Energy, Inc.*	(5,641)	(140,461)

		(4,324,952)

Financials – (0.25)%
Zions Bancorp.	(16,287)	(457,013)

Health Care – (1.35)%
Aegerion Pharmaceuticals, Inc.*	(20,679)	(435,707)
Air Methods Corp.*	(5,980)	(265,392)
Community Health Systems, Inc.*	(12,173)	(573,105)
MannKind Corp.*	(19,362)	(119,076)
Nektar Therapeutics*	(8,204)	(136,761)
Universal Health Services, Inc. – Class B	(5,923)	(619,664)
Vertex Pharmaceuticals, Inc.*	(2,976)	(350,811)

		(2,500,516)

Industrials – (1.91)%
AMETEK, Inc.	(14,180)	(722,613)
DigitalGlobe, Inc.*	(11,174)	(301,810)

See accompanying notes which are an integral part of these financial statements.

12

LS Opportunity Fund

Schedule of Securities Sold Short – continued

November 30, 2014 (Unaudited)

Common Stocks – Short – Domestic –(13.89)% – continued	Shares	Fair Value
Industrials – (1.91)% – continued
Fluor Corp.	(17,604)	$(1,091,272)
General Electric Co.	(33,847)	(896,607)
Trinity Industries, Inc.	(16,924)	(542,583)

		(3,554,885)

Information Technology – (1.70)%
eBay, Inc.*	(10,968)	(601,924)
International Business Machines Corp.	(9,438)	(1,530,561)
Trimble Navigation Ltd.*	(7,738)	(217,631)
Yelp, Inc.*	(14,141)	(807,310)

		(3,157,426)

Materials – (0.83)%
Ecolab, Inc.	(5,641)	(614,587)
Freeport-McMoRan Copper & Gold, Inc.	(28,458)	(764,097)
U.S. Silica Holdings, Inc.	(4,920)	(154,586)

		(1,533,270)

Telecommunication Services – (0.90)%
AT&T, Inc.	(22,730)	(804,187)
Verizon Communications, Inc.	(17,047)	(862,408)

		(1,666,595)

Utilities – (0.48)%
Oneok, Inc.	(16,306)	(883,133)

TOTAL COMMON STOCKS – SHORT – DOMESTIC (Proceeds Received $26,023,676)		(25,773,158)

Common Stocks – Short – International – (1.57)%
Consumer Discretionary – (0.11)%
500.com Ltd. ADR – Class A*	(9,311)	(196,462)

Industrials – (0.88)%
Canadian Pacific Railway Ltd.	(8,462)	(1,634,520)

Information Technology – (0.09)%
21Vianet Group, Inc. ADR	(1,839)	(34,610)
58.Com, Inc. ADR*	(2,772)	(135,246)

		(169,856)

See accompanying notes which are an integral part of these financial statements.

13

LS Opportunity Fund

Schedule of Securities Sold Short – continued

November 30, 2014 (Unaudited)

Common Stocks – Short – International – (1.57)% – continued	Shares	Fair Value
Materials – (0.49)%
BHP Billiton Ltd. ADR	(17,664)	$(911,992)

TOTAL COMMON STOCKS – SHORT – INTERNATIONAL (Proceeds Received $2,907,835)		(2,912,830)

Exchange-Traded Funds – Short – (7.58)%
Consumer Discretionary Select Sector SPDR Fund	(14,475)	(1,039,450)
Energy Select Sector SPDR Fund	(13,046)	(1,041,332)
Health Care Select Sector SPDR Fund	(17,385)	(1,209,822)
iShares 20+ Year Treasury Bond ETF	(11,201)	(1,372,010)
iShares Nasdaq Biotechnology ETF	(2,292)	(696,539)
Market Vectors Russia ETF	(30,214)	(590,684)
Powershares QQQ Trust, Series 1	(35,696)	(3,784,133)
SPDR S&P 500 ETF Trust	(20,905)	(4,331,516)

TOTAL EXCHANGE-TRADED FUNDS – SHORT (Proceeds Received $12,850,807)		(14,065,486)

TOTAL SECURITIES SOLD SHORT – (23.04)% (Proceeds Received $41,782,318)		$(42,751,474)

*	Non-dividend expense producing security.
ADR	– American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

14

LS Opportunity Fund

Statement of Assets and Liabilities

November 30, 2014

(Unaudited)

Assets
Investments in securities at fair value (cost $141,550,696)	$158,295,516
Cash(a)	53,420,789
Foreign currencies, at value (Cost $4,875)	4,882
Receivable for fund shares sold	33,935
Receivable for investments sold	25,424,510
Dividends receivable	89,040
Tax reclaims receivable	2,401
Prepaid expenses	12,743

Total Assets	237,283,816

Liabilities
Investment securities sold short, at fair value (proceeds $41,782,318)	42,751,474
Payable for fund shares redeemed	19,612
Payable for investments purchased	8,582,389
Dividend expense payable on short positions	37,297
Payable to Adviser	254,151
Payable to administrator, fund accountant, and transfer agent	47,559
Other accrued expenses	32,745

Total Liabilities	51,725,227

Net Assets	$185,558,589

Net Assets consist of:
Paid-in capital	$170,845,504
Accumulated undistributed net investment loss	(2,038,246)
Accumulated undistributed net realized gain	975,660
Net unrealized appreciation on:
Investment securities and securities sold short	15,775,664
Foreign currency	7

Net Assets	$185,558,589

Shares outstanding (unlimited number of shares authorized, no par value)	14,101,412

Net asset value (“NAV”) and offering price per share	$13.16

Redemption price per share (NAV * 98%)(b)	$12.90

(a)	See Note 2 in the Notes to Financial Statements regarding restricted cash.
(b)	The Fund charges a 2.00% redemption fee on shares redeemed in 60 days or less of purchase. Share are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

15

LS Opportunity Fund

Statement of Operations

For the six months ended November 30, 2014

(Unaudited)

Investment Income
Dividend income	$876,870

Total investment income	876,870

Expenses
Investment Adviser	1,545,674
Administration	68,036
Fund accounting	39,545
Transfer agent	32,445
Legal	8,625
Audit	8,065
Trustee	2,689
Miscellaneous	76,040
Other – short sale & interest expense	121,112
Dividend expense on securities sold short	274,362

Total expenses	2,176,593

Fees waived by Adviser	(56,868)

Net operating expenses	2,119,725

Net investment loss	(1,242,855)

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investment securities	4,739,668
Securities sold short	(4,681,162)
Written options	45,027
Change in unrealized depreciation on:
Investment securities	6,926,415
Securities sold short	(291,059)
Foreign currency	(193)

Net realized and unrealized gain on investments, securities sold short, written options and foreign currency	6,738,696

Net increase in net assets resulting from operations	$5,495,841

See accompanying notes which are an integral part of these financial statements.

16

LS Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended November 30, 2014	For the Year Ended May 31, 2014
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(1,242,855)	$(1,516,827)
Net realized gain on investment securities, short securities, written options, foreign currency and foreign currency exchange contracts	103,533	3,707,847
Net change in unrealized appreciation on investment securities, short securities, foreign currency and foreign currency exchange contracts	6,635,163	3,635,817

Net increase in net assets resulting from operations	5,495,841	5,826,837

Distributions From:
Net realized gains	—	(2,801,219)

Total distributions	—	(2,801,219)

Capital Transactions
Proceeds from shares sold	72,142,182	131,422,391
Reinvestment of distributions	—	2,649,446
Amount paid for shares redeemed	(41,936,783)	(25,002,470)
Proceeds from redemption fees(a)	—	12,468

Net increase in net assets resulting from capital transactions	30,205,399	109,081,835

Total Increase in Net Assets	35,701,240	112,107,453

Net Assets
Beginning of period	149,857,349	37,749,896

End of period	$185,558,589	$149,857,349

Accumulated undistributed net investment loss	$(2,038,246)	$(795,391)

Share Transactions
Shares sold	5,562,936	10,409,801
Shares issued in reinvestment of distributions	—	205,383
Shares redeemed	(3,244,270)	(1,967,082)

Net increase in share transactions	2,318,666	8,648,102

(a)	The Fund charges a 2% redemption fee on shares redeemed in 60 days or less of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

17

LS Opportunity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2014		For the Fiscal Year Ended May 31, 2014		For the Fiscal Year Ended May 31, 2013		For the Fiscal Year Ended May 31, 2012		For the Period Ended May 31, 2011(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.72		$12.04		$10.29		$11.45		$10.00

Income from investment operations:
Net investment income (loss)(b)	(0.09)		(0.26)		(0.24)		(0.23)		(0.17)
Net realized and unrealized gain (loss) on investments	0.53		1.44		1.99		(0.91)		1.62

Total from investment operations	0.44		1.18		1.75		(1.14)		1.45

Less Distributions to Shareholders:
From net realized gains	—		(0.50)		—		(0.02)		—

Redemption fees(c)	—		—		—		—		—

Net asset value, end of period	$13.16		$12.72		$12.04		$10.29		$11.45

Total Return(d)(e)	3.46	%(f)	9.72%		17.01%		(9.92)%		14.50	%(f)
Ratios and Supplemental Data:
Net assets, end of period (000)	$185,559		$149,857		$37,750		$48,864		$20,375
Ratio of expenses to average net assets	2.40	%(g)(h)	2.49	%(h)	3.12	%(h)(i)	3.16	%(h)	2.99	%(g)(h)
Ratio of expenses to average net assets before waiver and reimbursement/recoupment by Adviser	2.46	%(g)(h)	2.71	%(h)	3.12	%(h)	3.06	%(h)	4.25	%(g)(h)
Ratio of net investment loss to average net assets	(1.41	)%(g)	(2.04)%		(2.22)%		(2.19)%		(2.25	)%(g)
Portfolio turnover rate	255.84	%(f)	312.34%		310.57%		444.62%		199.48	%(f)

(a)	For the period September 30, 2010 (Commencement of Operations) through May 31, 2011.
(b)	Per share net investment loss has been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Excludes redemption fee.
(f)	Not Annualized
(g)	Annualized
(h)

Includes dividend and interest expense of 0.45% for the six months ended November 30, 2014, and dividend and interest expense of 0.54%, 0.77%, 0.66% and 0.49% for periods ended May 31, 2014, 2013, 2012 and 2011, respectively.

(i)	Effective February 4, 2013, the Adviser agreed to waive fees to maintain Fund expenses at 1.95%. Prior to that date, the expense cap was 2.50%. (See Note 5. Adviser Fees and Other Transactions)

See accompanying notes which are an integral part of these financial statements.

18

LS Opportunity Fund

Notes to the Financial Statements

November 30, 2014

(Unaudited)

NOTE 1. ORGANIZATION

The LS Opportunity Fund (the “Fund”) is an open-end, diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment adviser is Long Short Advisors, LLC (the “Adviser”). The Adviser has retained Independence Capital Asset Partners, LLC (the “Sub-Adviser”) to serve as sub-adviser to provide portfolio management and related services to the Fund. The Sub-Adviser receives a fee from the Adviser (not the Fund) for these services. The investment objective of the Fund is to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended November 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the

19

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2014

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the last three tax years and the interim tax period since then.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1(Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations

20

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2014

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount that would be recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures

21

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2014

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $17,786,343 as of November 30, 2014.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. See Note 4 for additional disclosures.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an underlying security (a “protective put”) owned as a defensive technique to protect against an anticipated decline in the

22

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2014

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction. See Note 4 for additional disclosures.

Writing Options – The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding. See Note 4 for additional disclosures.

Forward Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These

23

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2014

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. The Fund has engaged in foreign currency exchange transactions for the purpose of hedging as a defensive measure. See Note 4 for additional disclosures.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy

24

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, exchange traded funds, real estate investment trusts, and american depositary receipts are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Call and put options that the Fund invests in are generally traded on an exchange and are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts, are valued by a pricing service at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No

25

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(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2014:

	Valuation Inputs
Assets	Level 1 — Quoted Prices in Active Markets	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Common Stocks*	$158,295,516	$—	$—	$158,295,516
Total	$158,295,516	$—	$—	$158,295,516

*	Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$(28,685,988)	$—	$—	$(28,685,988)
Exchange-Traded Funds	(14,065,486)	—	—	(14,065,486)
Total	$(42,751,474)	$—	$—	$(42,751,474)

*	Refer to Schedule of Securities Sold Short for industry classifications.

26

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(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended November 30, 2014.

NOTE 4. DERIVATIVE TRANSACTIONS

Long and short forward currency contracts are represented on the Statement of Assets and Liabilities under investments in securities at value, cash held at broker and receivable for forward currency contracts, respectively and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on options and forward currency exchange contracts respectively.

For the period ended November 30, 2014 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Call Options Purchased	Net realized and unrealized gain (loss) on investment securities	64	64	$(14,756)	$—
Equity Risk:
Call Options Written	Net realized and unrealized gain (loss) on written options	206	206	26,370	—
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on investment securities	206	206	(98,943)	—
Equity Risk:
Put Options Written	Net realized and unrealized gain (loss) on written options	206	206	18,657	—

27

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November 30, 2014

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Transactions in options written during the six months ended November 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Written options outstanding at May 31, 2014	—	$—
Options written	412	45,027
Options expired	(412)	(45,027)

Written options outstanding at November 30, 2014	—	$—

The Fund is not subject to a master netting arrangement and its policy is to not offset assets and liabilities related to its investment in derivatives.

NOTE 5. ADVISER FEES AND OTHER TRANSACTIONS

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average net assets. For the period ended November 30, 2014, the Adviser earned a fee of $1,545,674 from the Fund before the reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) so that total expenses do not exceed 1.95% of net assets through September 30, 2015. For the period ended November 30, 2014, the Adviser waived fees of $56,868. At November 30, 2014, the Adviser was owed $254,151 from the Fund for advisory services. The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above. The

28

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November 30, 2014

(Unaudited)

NOTE 5. ADVISER FEES AND OTHER TRANSACTIONS – continued

amount subject to repayment by the Fund pursuant to the aforementioned conditions at November 30, 2014 was:

Amount	Recoverable through May 31,
$ 159,710	2017
56,868	2018

The Adviser has retained the Sub-Adviser to provide portfolio management and related services to the Fund. The Sub-Adviser receives a fee from the Adviser (not the Fund) for these services. The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended November 30, 2014, HASI earned fees of $68,036 for administrative services provided to the Fund. At November 30, 2014, the Fund owed HASI $23,566 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. A trustee of the Trust is a member of management of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended November 30, 2014, HASI earned fees of $32,445 from the Fund for transfer agent services. For the period ended November 30, 2014, HASI earned fees of $39,545 from the Fund for fund accounting services. At November 30, 2014, the Fund owed HASI $10,244 for transfer agent services and $13,749 for fund accounting services.

The Distributor acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the period ended November 30, 2014. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

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November 30, 2014

(Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended November 30, 2014, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases
U.S. Government Obligations	$—
Other	392,000,275
Sales
U.S. Government Obligations	$—
Other	387,817,310

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At November 30, 2014, National Financial Services, Inc. (“NFS”) owned, as record shareholder, 68% of the outstanding shares of the Fund. It is not known whether NFS or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 9. FEDERAL TAX INFORMATION

At November 30, 2014, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, for tax purposes was as follows:

Amount
Gross Unrealized Appreciation	$17,051,829
Gross Unrealized (Depreciation)	(2,584,397)

Net Unrealized Appreciation	$14,467,432

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November 30, 2014

(Unaudited)

NOTE 9. FEDERAL TAX INFORMATION – continued

At November 30, 2014, the aggregate cost of securities, net of proceeds for investment securities sold short, for federal income tax purposes, was $101,076,610.

The tax characterization of distributions for the fiscal years ended May 31, 2014 was as follows:

2014
Distributions paid from:
Long-term Capital Gain	$2,801,219

$2,801,219

At May 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$2,462,863
Accumulated capital and other losses	(1,077,895)
Unrealized appreciation/depreciation	7,832,276

$9,217,244

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of wash losses.

Certain capital losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended May 31, 2014, the Fund deferred post October capital losses in the amount of $282,505 and $784,742 in Qualified Late Year Ordinary Losses.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

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(Unaudited)

NOTE 11. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. A special meeting of the shareholders of the Trust was held on December 19, 2014, for the purpose of electing the Board of Trustees, the results of the meeting can be found in the Proxy Voting Results Note (below).

NOTE 12. PROXY VOTING RESULTS

On December 19, 2014, a special meeting of the shareholders of the Trust was held at the offices of the Trust for the purpose of electing each nominee to the Board of Trustees.

Below are the voting results for all funds from the special meeting of the Trust:

To elect each nominee to the Board of Trustees:

	For	Against	Abstain
Ira Cohen	280,591,916	20,930,930	—
Andrea N. Mullins	296,332,857	5,189,989	—
R. Jeffrey Young	280,517,160	21,005,685	—

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33

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

34

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 336-6763 to request a copy of the SAI or to make shareholder inquiries.

35

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 336-6763 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISOR

Long Short Advisors, LLC

1818 Market Street, 33rd Floor, Suite 3323

Philadelphia, PA 19103

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended(the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 2/2/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 2/2/2015

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date 2/2/2015